   As filed with the Securities and Exchange Commission on December 13, 2000
                                            Registration Nos. 33-54748, 811-7346

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[X]

                    Pre-Effective Amendment No. ----   [_]

                      Post-Effective Amendment No. 54 [X]

                         REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940[X]

                             Amendment No. 54 [X]

                       (Check appropriate box or boxes)

                            The Munder Funds, Inc.
              (Exact Name of Registrant as Specified in Charter)

                480 Pierce Street, Birmingham, Michigan  48009
             (Address of Principal Executive Offices)  (Zip code)

                Registrant's Telephone Number:  (248) 647-9200

                            Stephen J. Shenkenberg
                           Munder Capital Management
                               480 Pierce Street
                             Birmingham, MI 48009
                    (Name and Address of Agent for Service)

                                   Copy to:

                          Patrick W. D. Turley, Esq.

                                    Dechert
                              1775 Eye Street, NW
                             Washington, DC 20006

(APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING): As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective:  (check appropriate box)
              ___ Immediately upon filing pursuant to paragraph (b)
              ___ On ____________ pursuant to paragraph (b)
              ___ 60 days after filing pursuant to paragraph (a)(1)
              ___ On _____________ pursuant to paragraph (a)(1)

               X  75 days after filing pursuant to paragraph (a)(2)
              ---
              ___ On ____ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                          CLASS A, B & II SHARES


[Munder Logo]

                                                                      PROSPECTUS



                                                               February 28, 2001


                                                      THE MUNDER POWER PLUS FUND






                                        As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities nor
                                         passed upon the accuracy or adequacy of
                                               this prospectus. It is a criminal
                                                     offense to state otherwise.

Table of Contents

 2   Risk/Return Summary
 2   Goal
 2   Principal Investment Strategy
 2   Principal Risks
 3   Performance
 4   Fees And Expenses

 5   More About The Fund
 5   Principal Investment Strategies And Risks
 6   Other Investment Strategies And Risks

 8   Your Investment
 8   How To Reach The Fund
 8   Purchasing Shares
 9   Exchanging Shares
 9   Redeeming Shares
 10  Additional Policies For Purchases, Exchanges And Redemptions
 12  Shareholder Privileges

 14  Distribution Arrangements
 14  Share Class Selection
 14  Applicable Sales Charge-Class A Shares
 16  Applicable Sales Charge-Class II Shares
 17  Cdsc
 18  12b-1 Fees
 18  Other Information

 19  Pricing Of Fund Shares

 20  Distributions

 21  Federal Tax Considerations
 21  Taxes On Distributions
 21  Taxes On Sales Or Exchanges
 21  Other Considerations

 22  Management
 22  Investment Advisor
 22  Portfolio Managers

Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goal and principal investment strategy of the Munder Power Plus Fund and the principal risks of investing in the Fund. For further information on the Fund's principal and other investment strategies and risks, please read the section entitled "More About The Fund."

Goal

The Fund's goal is to provide long-term capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategy

The Fund pursues it goal by investing in equity securities of U.S. and non-U.S. companies considered by the portfolio managers of the Fund to significantly benefit from or derive revenue from energy or power-related activities. The Fund will invest in small, medium and large capitalization companies.

Under normal market conditions, the Fund will invest at least 65% of its total assets in companies that are primarily engaged in non-regulated energy and power activities. Energy-related activities may involve:

 . conventional sources of energy such as oil, natural gas and coal, and

 . renewable sources of energy such as geothermal, biomass, solar and wind power.

Power-related activities include:

 . power generation from independent power producers and others, and

 . power technology.

Power technology is broadly defined to encompass all aspects of generating, conditioning, monitoring and delivering power such as fuel cells, microturbines, flywheel storage devices, superconductors and uninterruptible power supply products.

The Fund may invest, on a direct or indirect basis, up to 10% of its total assets in equity securities of privately-owned energy and power-related companies that plan to conduct an IPO within several years from the time the Fund makes its investment.

The advisor uses a "bottom up approach" by selecting companies based on such factors as research reports, stock screens or knowledge of products and services.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. The Fund may lose all or part of its investments if these companies fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Technology Risk. The Fund will invest in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund's investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and completion. Technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the stock market.

Performance

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

Fees And Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.


                                                     Class A   Class B   Class II
Shareholder Fees (fees paid directly from your       Shares    Shares     Shares
investment)                                          -------   -------   --------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price)........................   5.5%(a)   None         1%
Maximum Deferred Sales Charge (Load) (as a % of the
 lesser of original purchase price or redemption
 proceeds).........................................   None(b)     5%(c)      1%(d)
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends.........................................   None      None       None
Redemption Fees....................................   None      None       None
Exchange Fees......................................   None      None       None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) (as a % of net assets)

                                                        Class A Class B Class II
                                                        Shares  Shares   Shares
                                                        ------- ------- --------
Management Fees........................................   .75%    .75%    .75%
Distribution and/or Service (12b-1) Fees...............   .25%   1.00%   1.00%
Other Expenses (1).....................................   .50%    .50%    .50%
                                                         -----   -----   -----
Total Annual Fund Operating Expenses...................  1.50%   2.25%   2.25%
                                                         =====   =====   =====

--------
(a) The sales charge declines as the amount invested increases.
(b) A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c) The CDSC payable upon redemption of Class B shares declines over time.
(d) The CDSC applies to redemptions of Class II shares within eighteen months of purchase.

(1) Other expenses are based on estimated amounts for the current fiscal year.

Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      Class A Class B Class B  Class II Class II
                                      Shares  Shares* Shares** Shares*  Shares**
                                      ------- ------- -------- -------- --------
1 Year............................... $  699  $  744    $231     $431     $329
3 Years.............................. $1,005  $1,036    $711     $805     $805

--------
*  Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.

More About The Fund
--------------------------------------------------------------------------------

This section further describes the Fund's principal investment strategy and risks that are summarized in the Risk/Return Summary. The Fund may also invest in other securities and is subject to further restrictions and risks which are described in the Statement of Additional Information.
Principal Investment Strategies And Risks

Equity Securities. The Fund invests in equity securities which include common stocks, preferred stocks, securities convertible into common stocks and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. There is no limit on the market capitalization or operating history of the companies in which the Fund may invest, nor on the Fund's concentration in a particular country. The Fund may also invest without limit in IPOs. It is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

Foreign Securities. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

  Investment Strategy. The Fund may invest all of its assets in foreign securities.

  Special Risks. Foreign securities involve special risks and costs. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions.

  Additional Risks. Additional risks are involved when investing in countries with emerging economics or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, the Fund may be required to deliver securities before receiving payment, and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

  Investments by the Fund in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Investors are often limited in their ability to invest in, and withdraw assets from, these foreign markets. Additional restrictions may be imposed under emergency conditions.

  A further risk of investing in foreign securities is the risk that the Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular.

Investments in the Energy and Power Industry. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

Short-Term Trading. The Fund may engage in short-term trading.

  Investment Strategy. The Fund may engage in short-term trading, including initial public offerings, which may result in increasing the Fund's portfolio turnover rate.

  Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from the Fund's performance.

Defensive Investing. Defensive investing occurs when the Fund invests all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

  Investment Strategy. The Fund may employ defensive investment techniques and investments on a temporary basis.

  Special Risks. The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

Other Investment Strategies And Risks

Illiquid Securities. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market.

  Investment Strategy. The Fund may invest up to 15% of its net assets in securities that are illiquid.

  Special Risks. To the extent that the Fund invests in illiquid securities, the Fund risks not being able to sell the securities at the time and the price that it would like. The Fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the Fund.

Borrowing and Reverse Repurchase Agreements. Money may be borrowed from banks and reverse repurchase agreements may be entered into with banks and other financial institutions for emergency purposes or redemptions. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

  Investment Strategy. The Fund may borrow money in an amount up to 5% of its assets for temporary, emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

  Special Risks. Borrowings and reverse repurchase agreements by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the

  Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Derivatives. "Derivative" instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options and forward currency exchange contracts.

A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

  Investment Strategy. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Fund may, but is not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Fund will not use derivatives for speculative purposes.

  The Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the Fund's total assets.

  Forward currency exchange contracts may be used for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor, the Fund is not required to hedge its foreign currency positions.

  The Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

  Special Risks. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
  (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Securities Lending. Qualified institutions may borrow portfolio securities on a short-term basis to qualified institutions. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized.

  Investment Strategy. The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 25% of the value of the Fund's total assets (including the loan collateral).

  Special Risks. The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Your Investment
--------------------------------------------------------------------------------
This section describes how to do business with the Fund.

How To Reach The Fund

By telephone: 1-800-438-5789
           Call for shareholder services.

By mail:   The Munder Funds
           c/o PFPC Global Fund Services
           P.O. Box 9701
           Providence, RI 02940

By overnight delivery:
           The Munder Funds
           c/o PFPC Global Fund Services
           4400 Computer Drive
           Westborough, MA 01581

Purchasing Shares

Purchase Price of Shares
Class A and Class II shares of the Fund are sold at the net asset value (NAV) next determined after a purchase order is received in proper form plus any applicable sales charge. Please see "Distribution Arrangements" below for information about sales charges.

Class B shares of the Fund are sold at NAV next determined after a purchase order is received in proper form.

Broker-dealers or financial advisors (other than the Fund's distributor) may charge you additional fees for shares you purchase through them.

Policies for Purchasing Shares

Investment minimums
 . Initial: $250

 . Subsequent: $50

 . Automatic Investment Plan: $50

If you wish to invest more than $250,000, you must purchase Class A or Class II shares.

Timing of orders
Purchase orders must be received by the Fund's distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

Methods for Purchasing Shares
Investors may purchase shares:

 . By Broker and/or Financial Advisor. Any broker or financial advisor authorized by the Fund's distributor can sell you shares of the Fund. Please note that brokers or financial advisors may charge you fees for their services.

 . By Mail. You may open an account by completing, signing and mailing the attached account application form and a check or other negotiable bank draft (payable to The Munder Funds) for $250 or more to: The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Global Fund Services, 4400 Computer Drive, Westborough, MA 01581. Be sure to specify on your account application form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A shares. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We reserve the right to refuse any payment such as temporary checks, credit card or third party checks.

 . By Wire. To open a new account, you should call the Fund at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Fund's transfer agent at The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Global Fund Services, 4400 Computer Drive, Westborough, MA 01581.

 Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

  Boston Safe Deposit and Trust Company
  Boston, MA
  ABA# 011001234
  DDA# 16-798-3
  Account No.:

 You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

 . You may purchase shares through the Automatic Investment Plan.

 . You may purchase shares through the Reinvestment Privilege.

Exchanging Shares

Policies for Exchanging Shares
 . You may exchange Fund shares for shares of the same class of other Munder
  Funds based on their relative net asset values.

 . You may exchange Class II shares for Class II or Class C shares of other
  Munder Funds.

 . Class A shares of a Munder money market fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more Munder Funds for which a sales charge was paid, can be exchanged for Class A shares of the Fund at the NAV.

 . Class B and Class II shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

 . You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

 . If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

 . A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

 . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, your financial advisor or calling the Munder Funds at (800) 438-5789.

 . Brokers or financial advisors may charge you a fee for handling exchanges.

 . We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Methods for Exchanging Shares
 . Exchanges By Telephone. You may give exchange instructions by telephone to the Fund at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

 . Exchanges By Mail. You may send exchange orders to your broker, your financial advisor or may send them directly to the Fund's transfer agent at The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Global Fund Services, 4400 Computer Drive, Westborough, MA 01581.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

Please see "Distribution Arrangements" below for information about CDSCs.

Policies for Redeeming Shares
 . For your protection, a medallion signature guarantee is required for the following
 redemption requests: (a) redemption proceeds greater than $50,000; (b) redemption proceeds not being payable to the record owner of the account; (c) redemption proceeds not being mailed to the address of record on the account;
 (d) if the redemption proceeds are being transferred to another Munder Fund account with a different registration; (e) change in ownership or registration of the account or (f) changes to banking information without a voided check being supplied. When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

Methods for Redeeming Shares
You may redeem shares of the Fund in several ways:

 . By Mail. You may mail your redemption request to: The Munder Funds, c/o PFPC
  Global Fund Services, P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Global Fund Services, 4400 Computer Drive, Westborough, MA 01581. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

 . By Telephone. You can redeem your shares by contacting your broker or your financial advisor, or by calling the Fund at (800) 438-5789. There is no minimum requirement for telephone redemptions.

 If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your account application form, simply call the Fund prior to 4:00 p.m. (Eastern time), and request the redemption proceeds be mailed to the commercial bank, registered broker-dealer or financial advisor you designated on your account application form. We will send your redemption proceeds to you on the next business day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

 During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

 . You may redeem shares through the Systematic Withdrawal Plan.

Additional Policies For Purchases, Exchanges And Redemptions

 . We consider orders to be in "proper form" when all required documents are properly completed, signed and received.

 . The Fund reserves the right to reject any purchase order.

 . At any time, the Fund may change any of its purchase or redemption procedures, and may suspend the sale of its shares.

 . The Fund may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 . To limit the Fund's expenses, we no longer issue share certificates.

 . The Fund may temporarily stop redeeming shares if:

 L the NYSE is closed;

 L trading on the NYSE is restricted;

 L an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

 L the SEC orders the Fund to suspend redemptions.

 . If accepted by the Fund, investors may purchase shares of the Fund with securities which the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Fund at (800) 438-5789 for more information.

 . The Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder will pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Fund, the Fund's distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

 . If you purchased shares directly from the Fund, the Fund's transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker, financial advisor or other investment professional, account activity will be detailed in their statements to you.

 . The exchange privilege is not intended as a vehicle for short-term trading.
  Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. The Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading or any order considered market-timing activity. If the Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem his or her account, any CDSC as permitted by the prospectus will be applicable.

 Additionally, in no event will the Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. Exchanges among the Munder Money Market Funds are exempt from this policy.

Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Fund at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Reinvestment Privilege. For 60 days after you sell shares of the Fund, you may reinvest your redemption proceeds in shares of the same class of the SAME Fund at NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to your shares of the Fund. You, your broker or your financial advisor must notify the Fund's transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

Systematic Withdrawal Plan (SWP). If you have an account value of $2,500 or more in the Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the SWP by completing the SWP application form available through the Fund's transfer agent. To participate in the SWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the SWP at any time upon notice to the Fund's transfer agent. You should not buy Class A shares (and pay a sales charge) while you participate in the SWP and you must pay any applicable CDSC when you redeem shares.

Distribution Arrangements
--------------------------------------------------------------------------------
Share Class Selection

The Fund offers Class A, Class B and Class II shares in this prospectus. Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A shares
 . Front end sales charge. There are several ways to reduce these sales charges.

 . Lower annual expenses than Class B and Class II shares.

Class B shares
 . No front end sales charge. All your money goes to work for you right away.

 . Higher annual expenses than Class A shares.

 . A CDSC on shares you sell within six years of purchase.

 . Automatic conversion to Class A shares approximately eight years after issuance, thus reducing future annual expenses. If you acquired Class B shares of the Fund by exchanging shares of another Munder Fund which you purchased before November 8, 2000, your shares will automatically convert six years after issuance of the original purchase.

 . CDSC is waived for certain redemptions.

Class II shares
 . Front end sales charge.

 . No CDSC, except for a CDSC for redemptions made within eighteen months of investing.

 . Shares do not convert to another class.

 . Higher annual expenses than Class A shares.

The Fund also issues other classes of shares, which have different sales charges, expense levels and performance. The other classes of shares are available to limited types of investors. Call (800) 438-5789 to obtain more information concerning these classes.

Applicable Sales Charge--Class A Shares

You can purchase Class A shares at the NAV plus an initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

                                               Sales Charge           Dealer
                                            as a Percentage of      Reallowance
                                            ----------------------     as a
                                                          Net      Percentage of
                                               Your      Asset     the Offering
                                            Investment   Value         Price
                                            -----------  --------- -------------
Less than $25,000..........................       5.50%      5.82%         5.00%
$25,000 but less than $50,000..............       5.25%      5.54%         4.75%
$50,000 but less than $100,000.............       4.50%      4.71%         4.00%
$100,000 but less than $250,000............       3.50%      3.63%         3.25%
$250,000 but less than $500,000............       2.50%      2.56%         2.25%
$500,000 but less than $1,000,000..........       1.50%      1.52%         1.25%
$1,000,000 or more.........................       None*      None* (see below)**

--------
   * No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions within one year of purchase.
  ** The distributor will pay a 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

The distributor may pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities law.

Sales Charge Waivers--General
We will waive the initial sales charge on Class A shares for the following types of purchasers (the word "advisor" in the following refers to Munder Capital Management, the advisor to The Munder Funds).

1. individuals with an investment account or relationship with the advisor;

2. full-time employees and retired employees of the advisor or its affiliates, employees of the Fund's service providers and immediate family members of such persons;

3. registered broker-dealers or financial advisors that have entered into selling agreements with the distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4. certain qualified employee benefit plans as described below;

5. individuals who reinvest distributions from a qualified retirement plan managed by the advisor;

6. individuals who reinvest the proceeds of redemptions from Class Y Shares of the Munder Funds within 60 days of redemption;

7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers);

8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;

9. employer sponsored retirement plans which are administered by Universal Pensions, Inc. (UPI Plans) which meet the criteria described below under "Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans"; and

10. employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services (Merrill Lynch Plans) which meet the criteria described below under "Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans."

Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans
We will waive the initial sales charge on purchases of Class A shares by employer sponsored retirement plans that are qualified under Section 401(a) or
Section 403(b) of the Internal Revenue Code (each, a Qualified Employee Benefit
Plan) and that (1) invest $1,000,000 or more in Class A shares offered by The Munder Funds or (2) have at least 75 eligible plan participants.

In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria.

This sales charge waiver does not apply to Simplified Employee Pension Plans
(SEPs), Individual Retirement Accounts (IRAs), UPI Plans and Merrill Lynch
Plans.

UPI Plans. We will waive (i) the initial sales charge on Class A shares purchased by UPI Plans for employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Internal Revenue Code and (ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for these accounts. The distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

Merrill Lynch Plans. We will waive the initial sales charge for all investments by Merrill Lynch Plans if

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services (Merrill Lynch) and, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Services Agreement between Merrill Lynch and the Fund's distributor and in funds advised or managed by MLAM (collectively, the Applicable Investments); or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions
You may qualify for reduced sales charges in the following cases:

 . Letter of Intent. If you intend to purchase at least $25,000 of Class A shares of the Fund, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Fund's transfer agent that you have a Letter of Intent each time you make an investment.

 You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Fund's custodian will hold such amount in escrow. The custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

 . Quantity Discounts. You may combine purchases of Class A shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker, your financial advisor or the Fund's transfer agent to qualify.

 . Right of Accumulation. You may add the value of any other Class A shares of non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your broker, your financial advisor or the transfer agent to qualify.

Certain brokers or financial advisors may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker or your financial advisor prior to purchasing the Fund's shares.

For further information on sales charge reductions, call (800) 438-5789.

Applicable Sales Charge--Class II Shares

You can purchase Class II shares at the NAV plus an initial sales charge. The current sales charge rates and commissions paid to selected dealers are as follows:

                                                                                            Dealer
                                                                                          Reallowance
      Sales Charge as a Percentage of                                                        as a
  ------------------------------------------                                              Percentage
                                       Net                                                  of the
     Your                             Asset                                                Offering
  Investment                          Value                                                  Price
  ----------                          -----                                               -----------
    1.00%                             1.10%                                                  1.00%

The distributor may pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under federal law.

CDSC

You pay a contingent deferred sales charge (CDSC) when you redeem:

 . Class A shares that were bought without paying a front-end sales charge as part of an investment of at least $1 million within one year of buying them;

 . Class B shares within six years of buying them;

 . Class II shares within eighteen months of buying them.

These time periods include the time you held Class B or Class II shares of another Munder Fund which you may have exchanged for Class B or Class II shares of the Fund you are redeeming.

The CDSC charged on redemptions of Class A shares and Class II shares, if applicable, is 1.00%. The CDSC schedule for Class B shares is set forth below.

If you acquired Class B shares by exchanging shares of another Munder Fund which you purchased on or before June 27, 1995, consult the Statement of Additional Information for the applicable CDSC schedule. The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

Years Since Purchase                                                       CDSC
--------------------                                                       -----
First..................................................................... 5.00%
Second.................................................................... 4.00%
Third..................................................................... 3.00%
Fourth.................................................................... 3.00%
Fifth..................................................................... 2.00%
Sixth..................................................................... 1.00%
Seventh and thereafter.................................................... 0.00%

If you sell some but not all of your shares, certain shares not subject to a CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

At the time of purchase of Class B shares and Class II shares, the distributor pays sales commissions of 4.00% and 1.00%, respectively, of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares and Class II shares of the Fund.

CDSC Waivers
We will waive the CDSC payable upon redemptions of shares of the Fund (which you purchased or acquired through an exchange of shares of another Munder Fund purchased after June 27, 1995) for:

 . redemptions made within one year after the death of a shareholder or registered joint owner;

 . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;

 . involuntary redemptions made by the Fund;

 . redemptions limited to 10% per year of an account's NAV if taken by SWP. For example, if your balance on December 31st is $10,000 you can redeem up to $1,000 the following year free of charge through SWP.

We will waive the CDSC payable upon redemptions of shares of the Fund which you purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) for:

 . redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

Consult the Statement of Additional Information for Class B CDSC waivers that apply when you redeem shares of the Fund acquired through an exchange of shares of another Munder Fund purchased on or before June 27, 1995.

We will waive the CDSC for Class B shares for all redemptions by Merrill Lynch Plans if:

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or

(iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

12B-1 Fees

The Fund has adopted Rule 12b-1 plans with respect to its Class A, Class B and Class II shares that allow the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plans, the Fund may pay up to .25% of the daily net assets of Class A , Class B and Class II shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to .75% of the daily net assets of the Class B and Class II shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in the Fund and may cost a shareholder more than paying other types of sales charges.

Other Information

The advisor may, from time to time, make payments to banks, broker-dealers, financial advisors or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Fund or its shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.

Pricing Of Fund Shares
--------------------------------------------------------------------------------
The Fund's NAV is calculated on each day the NYSE is open. NAV is the value of a single share of the Fund. The Fund calculates NAV separately for each class. NAV is calculated by (1) taking the current value of the Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes early, the Fund will accelerate its calculation of NAV and transaction deadlines to that time.

The NAV of the Fund is generally based on the market value of the securities held in the Fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the Board of Directors of the Fund.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Fund's Board of Directors.

Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares. Therefore, the value of the Fund's portfolio may change on days when shareholders will not be able to buy or sell their shares.

Distributions
--------------------------------------------------------------------------------
As a shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund pays dividends, if any, annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as a gain from a sale of the shares.

The Fund will pay distributions in additional shares of the Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------
Investments in the Fund may have tax consequences that you should consider.
This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held the Fund shares.

Distributions are generally taxable in the year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 of the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales Or Exchanges

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale or an exchange will result in a taxable gain.

Other Considerations

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.
If you have not provided complete, correct taxpayer information by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------

Investment Advisor

The Fund's investment advisor is Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009. As of December 31, 2000, the advisor and
its affiliates had approximately $   billion in assets under management, of
which $   billion were invested in equity securities, $   billion were invested
in money market or other short-term instruments, $   billion were invested in
other fixed income securities, $   billion were invested in balanced
investments and $   billion were invested in non-discretionary assets.

MCM provides overall investment management for the Fund. The advisor also provides research and credit analysis and is responsible for purchases and sales of portfolio securities.

The advisor is entitled to a fee equal to 0.75% annually of the average daily net assets of the Fund.

Portfolio Managers

Richard A. Giesen, Jr. and Bryan J. Spratt jointly manage the Fund. Mr. Giesen and Mr. Spratt have managed the Fund since its inception in [February] 2001. Mr. Giesen, who joined MCM in March 2000 as a Portfolio Manager, has responsibility for managing institutional value portfolios and serves on the management committee of the Small-Cap Value Fund. From February 1996 to March 2000, Mr. Giesen was a Senior Equity Analyst with Banc One Investment Advisors. Since 1995, Mr. Spratt has been a Portfolio Manager at MCM, responsible for managing equity and balanced portfolios. Prior to 1995, Mr. Spratt was a Portfolio Manager at Woodbridge Capital Management with responsibility for equity and balanced institutional portfolios.

More information about the Fund is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS
You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

STATEMENT OF ADDITIONAL INFORMATION
Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).
To Obtain Information:
--------------------------------------------------------------------------------

BY TELEPHONE
Call 1-800-438-5789

BY MAIL
Write to:
The Munder Funds
c/o PFPC Global Fund Services
P.O. Box 9701
Providence, RI 02940-9701

BY OVERNIGHT DELIVERY TO
The Munder Funds
c/o PFPC Global Funds Services
4400 Computer Drive
Westborough, MA 01581

ON THE INTERNET
Text-only versions of fund documents can be viewed online or downloaded from:
      SECURITIES AND EXCHANGE COMMISSION
      http://www.sec.gov
You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov

You may also find more information about the Fund on the Internet at: http://www.munderfunds.com. This website is not considered part of the
                                             ---
prospectus.
-------------------------------------------------------------------------------
PROPOWERABII0201
SEC file number: 811-7346

                                                                  CLASS K SHARES


[Munder Logo]
                                                                      PROSPECTUS



                                                               February 28, 2001


                                                      THE MUNDER POWER PLUS FUND














                                        As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities nor
                                         passed upon the accuracy or adequacy of
                                               this prospectus. It is a criminal
                                                     offense to state otherwise.

Table Of Contents

  2  Risk/Return Summary
  2  Goal
  2  Principal Investment Strategy
  2  Principal Risks
  3  Performance
  4  Fees And Expenses

  5  More About The Fund
  5  Principal Investment Strategies And Risks
  6  Other Investment Strategies And Risks

  9  Your Investment
  9  How To Reach The Fund
  9  Purchasing Shares
  9  Redeeming Shares
  9  Additional Policies For Purchases And Redemptions
 10  Service Agents

 11  Pricing Of Fund Shares
 11  Distributions
 12  Federal Tax Considerations
 12  Taxes On Distributions
 12  Taxes On Sales
 12  Other Considerations

 13  Management
 13  Investment Advisor
 13  Portfolio Managers

Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goal and principal investment strategy of the Munder Power Plus Fund and the principal risks of investing in the Fund. For further information on the Fund's principal and other investment strategies and risks, please read the section entitled "More About The Fund."

Goal

The Fund's goal is to provide long-term capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategy

The Fund pursues its goal by investing in equity securities of U.S. and non-U.S. companies considered by the portfolio managers of the Fund to significantly benefit from or derive revenue from energy or power-related activities. The Fund will invest in small, medium and large capitalization companies.

Under normal market conditions, the Fund will invest at least 65% of its total assets in companies that are primarily engaged in non-regulated energy and power activities. Energy-related activities may involve:

 . conventional sources of energy such as oil, natural gas and coal, and

 . renewable sources of energy such as geothermal, biomass, solar and wind power.

Power-related activities include:

 . power generation from independent power producers and others, and

 . power technology.

Power technology is broadly defined to encompass all aspects of generating, conditioning, monitoring and delivering power such as fuel cells, microturbines, flywheel storage devices, superconductors and uninterruptible power supply products.

The Fund may invest, on a direct or indirect basis, up to 10% of its total assets in equity securities of privately-owned energy and power-related companies that plan to conduct an IPO within several years from the time the Fund makes its investment.

The advisor uses a "bottom up approach" by selecting companies based on such factors as research reports, stock screens or knowledge of products and services.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. The Fund may lose all or part of its investments if these companies fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Technology Risk. The Fund will invest in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund's investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and completion. Technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the stock market.

Performance

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

Fees And Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .......................... None
Maximum Deferred Sales Charge (Load)....................................... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) (as a % of net assets)

Management Fees...........................................................  .75%
Other Expenses
  Shareholder Servicing Fees..............................................  .25%
  Other Operating Expenses(1).............................................  .50%
                                                                           -----
  Total Other Expenses....................................................  .75%
                                                                           -----
Total Annual Fund Operating Expenses...................................... 1.50%
                                                                           =====

--------
(1) Other operating expenses are based on estimated amounts for the current fiscal year.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 Year.................................. $154
            3 Years................................. $477

More About The Fund
--------------------------------------------------------------------------------

This section further describes the Fund's principal investment strategy and risks that are summarized in the Risk/Return Summary. The Fund may also invest in other securities and is subject to further restrictions and risks which are described in the Statement of Additional Information.

Principal Investment Strategies And Risks

Equity Securities. The Fund invests in equity securities which include common stocks, preferred stocks, securities convertible into common stocks and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. There is no limit on the market capitalization or operating history of the companies in which the Fund may invest, nor on the Fund's concentration in a particular country. The Fund may also invest without limit in IPOs. It is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

Foreign Securities. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

  Investment Strategy. The Fund may invest all of its assets in foreign securities.

  Special Risks. Foreign securities involve special risks and costs. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions.

  Additional Risks. Additional risks are involved when investing in countries with emerging economics or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, the Fund may be required to deliver securities before receiving payment, and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

  Investments by the Fund in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Investors are often limited in their ability to invest in, and withdraw assets from, these foreign markets. Additional restrictions may be imposed under emergency conditions.

  A further risk of investing in foreign securities is the risk that the Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular.

Investments in the Energy and Power Industry. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

Short-Term Trading. The Fund may engage in short-term trading.

  Investment Strategy. The Fund may engage in short-term trading, including initial public offerings, which may result in increasing the Fund's portfolio turnover rate.

  Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from the Fund's performance.

Defensive Investing. Defensive investing occurs when the Fund invests all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

  Investment Strategy. The Fund may employ defensive investment techniques and investments on a temporary basis.

  Special Risks. The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

Other Investment Strategies And Risks

Illiquid Securities. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market.

  Investment Strategy. The Fund may invest up to 15% of its net assets in securities that are illiquid.

  Special Risks. To the extent that the Fund invests in illiquid securities, the Fund risks not being able to sell the securities at the time and the price that it would like. The Fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the Fund.

Borrowing and Reverse Repurchase Agreements. Money may be borrowed from banks and reverse repurchase agreements may be entered into with banks and other financial institutions for emergency purposes or redemptions. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

  Investment Strategy. The Fund may borrow money in an amount up to 5% of its assets for temporary, emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

  Special Risks. Borrowings and reverse repurchase agreements by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Derivatives. "Derivative" instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options and forward currency exchange contracts.

A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

  Investment Strategy. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Fund may, but is not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Fund will not use derivatives for speculative purposes.

  The Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the Fund's total assets.

  Forward currency exchange contracts may be used for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor, the Fund is not required to hedge its foreign currency positions.

  The Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

  Special Risks. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
  (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Securities Lending. Qualified institutions may borrow portfolio securities on a short-term basis to qualified institutions. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized.

  Investment Strategy. The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 25% of the value of the Fund's total assets (including the loan collateral).

  Special Risks. The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Fund.

How To Reach The Fund

By telephone: 1-800-438-5789
           Call for shareholder services.

By mail:   The Munder Funds
           c/o PFPC Global Fund Services
           P.O. Box 9701
           Providence, RI 02940

By overnight delivery:
           The Munder Funds
           c/o PFPC Global Fund Services
           4400 Computer Drive
           Westborough, MA 01581

Purchasing Shares

Who May Purchase Shares
Customers (and their immediate family members) of banks and other institutions that have entered into agreements with us to provide shareholder services for customers may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. The Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Fund's other classes of shares.

Purchase Price of Shares
Class K shares of the Fund are sold at the net asset value per share (NAV) next determined after a purchase order is received in proper form.

Method for Purchasing Shares
You may purchase shares through selected banks or other institutions.

Policies for Purchasing Shares
 . All share purchases are effected through a customer's account at an institution and confirmations of share purchases will be sent to the institution involved.

 . Institutions (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their customers, and will reflect their customers' beneficial ownership of shares in the account statements provided by them to their customers.

 . Purchase orders must be received by the Fund's distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Methods for Redeeming Shares
 . You may redeem shares of the Fund through your bank or other financial institution.

Policies for Redeeming Shares
 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 . If we receive a redemption order for the Fund before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day.

Additional Policies For Purchases And Redemptions

 . We consider requests to be in "proper form" when all required documents are properly completed, signed and received.

 . The Fund reserves the right to reject any purchase order.

 . At any time, the Fund may change any of its purchase or redemption procedures, and may suspend the sale of its shares.

 . The Fund may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 . To limit the Fund's expenses, we no longer issue share certificates.

 . The Fund may temporarily stop redeeming shares if:

 * the NYSE is closed;

 * trading on the NYSE is restricted;

 * an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets;

 * the SEC orders the Fund to suspend redemptions.

 . If accepted by the Fund, investors may purchase shares of the Fund with securities that the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Fund at (800) 438-5789 for more information.

 . The Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Fund, the Fund's distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Service Agents

Class K shares of the Fund are sold through institutions that have entered into shareholder servicing agreements with the Fund. These agreements are permitted under the Fund's Shareholder Servicing Plan. Under the agreements, the institutions provide shareholder services to their customers who are record or beneficial owners of Class K shares. In return for providing these services, the institutions are entitled to receive a fee from the Fund at an annual rate of up to 0.25% of the average daily net asset value of the Class K shares owned by their customers. Class K shares bear all fees paid to institutions under the Shareholder Servicing Plan. Payments are not tied exclusively to the shareholder expenses actually incurred by the institutions and may exceed service expenses actually incurred.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.

In addition, the advisor may, from time to time, make payments to banks, broker-dealers, financial advisors or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Fund or its shareholders.

Pricing Of Fund Shares
--------------------------------------------------------------------------------
The Fund's NAV is calculated on each day the NYSE is open. NAV is the value of a single share of the Fund. NAV for Class K shares is calculated by (1) taking the current value of the Fund's total assets allocated to that class of shares,
(2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes early, the Fund will accelerate their calculation of NAV and transaction deadlines to that time.

The NAV of the Fund is generally based on the market value of the securities held in the Fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the Board of Directors of the Fund.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Fund's Board of Directors.

Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares. Therefore, the value of the Fund's portfolio may change on days when shareholders will not be able to buy or sell their shares.
Distributions
--------------------------------------------------------------------------------
As a shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund pays dividends, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as a gain from a sale of the shares.

The Fund will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in the Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales

If you sell shares of the Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.

Other Considerations

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------

Investment Advisor

The Fund's investment advisor is Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009. As of December 31, 2000, the advisor and its affiliates had approximately $ billion in assets under management, of which $ billion were invested in equity securities, $ billion were invested in money market or other short-term instruments, $ billion were invested in other fixed income securities, $ billion were invested in balanced investments and $ billion were invested in non-discretionary assets.

MCM provides overall investment management for the Fund. The advisor also provides research and credit analysis and is responsible for purchases and sales of portfolio securities.

The advisor is entitled to a fee equal to 0.75% annually of the average daily net assets of the Fund.

Portfolio Managers

Richard A. Giesen, Jr. and Bryan J. Spratt jointly manage the Fund. Mr. Giesen and Mr. Spratt have managed the Fund since its inception in [February] 2001. Mr. Giesen, who joined MCM in March 2000 as a Portfolio Manager, has responsibility for managing institutional value portfolios and serves on the management committee of the Small-Cap Value Fund. From February 1996 to March 2000, Mr. Giesen was a Senior Equity Analyst with Banc One Investment Advisors. Since 1995, Mr. Spratt has been a Portfolio Manager at MCM, responsible for managing equity and balanced portfolios. Prior to 1995, Mr. Spratt was a Portfolio Manager at Woodbridge Capital Management with responsibility for equity and balanced institutional portfolios.

More information about the Fund is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS
You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

STATEMENT OF ADDITIONAL INFORMATION
Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).
To Obtain Information:

-------------------------------------------------------------------------------

BY TELEPHONE
Call 1-800-438-5789

BY MAIL
Write to:
The Munder Funds
c/o PFPC Global Fund Services
P.O. Box 9701
Providence, RI 02940-9701

BY OVERNIGHT DELIVERY TO
The Munder Funds
c/o PFPC Global Funds Services
4400 Computer Drive
Westborough, MA 01581

ON THE INTERNET
Text-only versions of fund documents can be viewed online or downloaded from:
      SECURITIES AND EXCHANGE COMMISSION
      http://www.sec.gov
You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov

You may also find more information about the Fund on the Internet at: http://www.munderfunds.com. This website is not considered part of the
                                             ---
prospectus.
-------------------------------------------------------------------------------
PROPOWERK0201
SEC file number: 811-7346

                                                                  CLASS Y SHARES


[Munder Logo]

                                                                      PROSPECTUS



                                                               February 28, 2001


                                                      THE MUNDER POWER PLUS FUND






                                        As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities nor
                                         passed upon the accuracy or adequacy of
                                               this prospectus. It is a criminal
                                                     offense to state otherwise.

Table Of Contents

 2   Risk/Return Summary
 2   Goal
 2   Principal Investment Strategy
 2   Principal Risks
 3   Performance
 4   Fees And Expenses

 5   More About The Fund
 5   Principal Investment Strategies And Risks
 6   Other Investment Strategies And Risks

 9   Your Investment
 9   How To Reach The fund
 9   Purchasing Shares
 10  Exchanging Shares
 10  Redeeming Shares
 10  Additional Policies For Purchases, Exchanges And Redemptions
 11  Shareholder Privileges

 12  Pricing of Fund Shares

 12  Distributions

 13  Federal Tax Considerations
 13  Taxes On Distributions
 13  Taxes On Sales
 13  Other considerations

 14  Management
 14  Investment Advisor
 14  Portfolio Managers


Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goal and principal investment strategy of the Munder Power Plus Fund and the principal risks of investing in the Fund. For further information on the Fund's principal and other investment strategies and risks, please read the section entitled "More About The Fund."

Goal

The Fund's goal is to provide long-term capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategy

The Fund pursues it goal by investing in equity securities of U.S. and non-U.S. companies considered by the portfolio managers of the Fund to significantly benefit from or derive revenue from energy or power-related activities. The Fund will invest in small, medium and large capitalization companies.

Under normal market conditions, the Fund will invest at least 65% of its total assets in companies that are primarily engaged in non-regulated energy and power activities. Energy-related activities may involve:

 . conventional sources of energy such as oil, natural gas and coal, and

 . renewable sources of energy such as geothermal, biomass, solar and wind power.

Power-related activities include:

 . power generation from independent power producers and others, and

 . power technology.

Power technology is broadly defined to encompass all aspects of generating, conditioning, monitoring and delivering power such as fuel cells, microturbines, flywheel storage devices, superconductors and uninterruptible power supply products.

The Fund may invest, on a direct or indirect basis, up to 10% of its total assets in equity securities of privately-owned energy and power-related companies that plan to conduct an IPO within several years from the time the Fund makes its investment.

The advisor uses a "bottom up approach" by selecting companies based on such factors as research reports, stock screens or knowledge of products and services.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. The Fund may lose all or part of its investments if these companies fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Technology Risk. The Fund will invest in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund's investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and completion. Technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the stock market.

Performance

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases........................... None
Maximum Deferred Sales Charge (Load)....................................... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) (as a % of net assets)

Management Fees...........................................................  .75%
Other Expenses(1).........................................................  .50%
                                                                           -----
Total Annual Fund Operating Expenses...................................... 1.25%
                                                                           =====

--------
(1) Other operating expenses are based on estimated amounts for the current fiscal year.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 Year.................................. $128
            3 Years................................. $399

More About The Fund
--------------------------------------------------------------------------------

This section further describes the Fund's principal investment strategy and risks that are summarized in the Risk/Return Summary. The Fund may also invest in other securities and is subject to further restrictions and risks which are described in the Statement of Additional Information.

Principal Investment Strategies and Risks

Equity Securities. The Fund invests in equity securities which include common stocks, preferred stocks, securities convertible into common stocks and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. There is no limit on the market capitalization or operating history of the companies in which the Fund may invest, nor on the Fund's concentration in a particular country. The Fund may also invest without limit in IPOs. It is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

Foreign Securities. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

  Investment Strategy. The Fund may invest all of its assets in foreign securities.

  Special Risks. Foreign securities involve special risks and costs. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions.

  Additional Risks. Additional risks are involved when investing in countries with emerging economics or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, the Fund may be required to deliver securities before receiving payment, and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

  Investments by the Fund in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Investors are often limited in their ability to invest in, and withdraw assets from, these foreign markets. Additional restrictions may be imposed under emergency conditions.

  A further risk of investing in foreign securities is the risk that the Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular.

Investments in the Energy and Power Industry. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

Short-Term Trading. The Fund may engage in short-term trading.

  Investment Strategy. The Fund may engage in short-term trading, including initial public offerings, which may result in increasing the Fund's portfolio turnover rate.

  Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from the Fund's performance.

Defensive Investing. Defensive investing occurs when the Fund invests all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

  Investment Strategy. The Fund may employ defensive investment techniques and investments on a temporary basis.

  Special Risks. The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

Other Investment Strategies And Risks

Illiquid Securities. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market.

  Investment Strategy. The Fund may invest up to 15% of its net assets in securities that are illiquid.

  Special Risks. To the extent that the Fund invests in illiquid securities, the Fund risks not being able to sell the securities at the time and the price that it would like. The Fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the Fund.

Borrowing and Reverse Repurchase Agreements. Money may be borrowed from banks and reverse repurchase agreements may be entered into with banks and other financial institutions for emergency purposes or redemptions. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

  Investment Strategy. The Fund may borrow money in an amount up to 5% of its assets for temporary, emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

  Special Risks. Borrowings and reverse repurchase agreements by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Derivatives. "Derivative" instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options and forward currency exchange contracts.

A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

  Investment Strategy. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Fund may, but is not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Fund will not use derivatives for speculative purposes.

  The Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the Fund's total assets.

  Forward currency exchange contracts may be used for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor, the Fund is not required to hedge its foreign currency positions.

  The Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

  Special Risks. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
  (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Securities Lending. Qualified institutions may borrow portfolio securities on a short-term basis to qualified institutions. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized.

  Investment Strategy. The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 25% of the value of the Fund's total assets (including the loan collateral).

  Special Risks. The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Fund.

How To Reach The Fund

By telephone: 1-800-438-5789
           Call for shareholder services.

By mail:   The Munder Funds
           c/o PFPC Global Fund Services
           P.O. Box 9701
           Providence, RI 02940

By overnight delivery:
           The Munder Funds
           c/o PFPC Global Fund Services
           4400 Computer Drive
           Westborough, MA 01581

Purchasing Shares

Who May Purchase Shares
The following persons may purchase Class Y shares of the Fund:

 . fiduciary and discretionary accounts of institutions

 . institutional investors (including: banks; savings institutions; credit unions and other financial institutions; pension, profit sharing and employee benefit plans and trusts, insurance companies, investment companies, investment advisors, broker-dealers and financial advisors acting for their own accounts or for the accounts of their clients);

 . directors, trustees, officers and employees of the Munder Funds, the advisor and the Fund's distributor;

 . the advisor's investment advisory clients

 . family members of employees of the advisor.

The Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Fund's other classes of shares.

Purchase Price of Shares
Class Y shares of the Fund are sold at the net asset value per share (NAV) next determined after a purchase order is received in proper form.

Broker-dealers or financial advisors (other than the Fund's distributor) may charge you a fee for shares you purchase through them.

Policies for Purchasing Shares

Minimum initial investment
The minimum initial investment by fiduciary and discretionary accounts of institutions and by institutional investors is $500,000. Other investors are not subject to any minimum.

There is no minimum for subsequent investments.

Timing of orders
Purchase orders must be received by the Fund's distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

Methods For Purchasing Shares
You can purchase Class Y shares through the Fund's transfer agent or through the Fund's distributor through arrangements with a broker-dealer, financial advisor or financial institution.

 . Through a Financial Institution. You may purchase shares through a financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

 . By Mail. You may open an account directly through the Fund's transfer agent by completing, signing and mailing an account application form and a check or other negotiable bank draft (payable to The Munder Funds) to: The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 9701, Providence, RI 02940, or by overnight delivery to The Munder Funds, c/o PFPC Global Fund Services, 4400 Computer Drive, Westborough, MA 01581. You can obtain an account application form by calling (800) 438-5789. For additional investments, send a letter identifying the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the applicable address listed above. We reserve the right to refuse any payment such as temporary checks, credit card or third party checks.

 . By Wire. You may make additional investments in the Fund by wire. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

  Boston Safe Deposit and Trust Company
  Boston, MA
  ABA# 011001234
  DDA# 16-798-3
  Account No.:

You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

 . You may purchase shares through the Automatic Investment Plan.

Exchanging Shares

Policies for Exchanging Shares
 . You may exchange your Fund shares for Class Y shares of other Munder Funds based on their relative net asset values.

 . You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

 . A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

 . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, your financial advisor or the Munder Funds at (800) 438-5789.

 . Brokers or financial advisors may charge you a fee for handling exchanges.

 . We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Methods for Redeeming Shares
 . Redemption requests are effected at the NAV next determined after the transfer agent receives the order in proper form.

 . You may redeem shares of the Fund through your broker-dealer, your financial advisor or financial institution.

Policies for Redeeming Shares
 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 . If we receive a redemption order for the Fund before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day.

Additional Policies For Purchases, Exchanges And Redemptions

 . We consider requests to be in "proper form" when all required documents are properly completed, signed and received.

 . The Fund reserves the right to reject any purchase order.

 . At any time, the Fund may change any of its purchase, redemption or exchange practices, and may suspend the sale of its shares.

 . The Fund may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

 . To limit the Fund's expenses, we no longer issue share certificates.

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 . The Fund may temporarily stop redeeming shares if:

 L the NYSE is closed;

 L trading on the NYSE is restricted;

 L an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

 L the SEC orders the Fund to suspend redemptions.

 . If accepted by the Fund, investors may purchase shares of the Fund with securities which the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Fund at (800) 438-5789 for more information.

 . The Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Fund, the Fund's distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

 . If you purchased shares directly through the Fund's transfer agent, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. Confirmations of transactions effected through an institution will be sent to the institution.

 . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Fund at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Pricing Of Fund Shares
--------------------------------------------------------------------------------

The Fund's NAV is calculated on each day the NYSE is open. NAV is the value of a single share of the Fund. NAV for Class Y shares is calculated by (1) taking the current value of the Fund's total assets allocated to that class of shares,
(2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes early, the Fund will accelerate its calculation of NAV and transaction deadlines to that time.

The NAV of the Fund is generally based on the market value of the securities held in the Fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the Board of Directors of the Fund.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Fund's Board of Directors.

Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares. Therefore, the value of the Fund's portfolio may change on days when shareholders will not be able to buy or sell their shares.
Distributions
--------------------------------------------------------------------------------

As a shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund pays dividends, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as a gain from a sale of the shares.

The Fund will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in the Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax adviser about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales Or Exchanges

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale or an exchange will result in a taxable gain.

Other Considerations

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------

Investment Advisor

The Fund's investment advisor is Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009. As of December 31, 2000, the advisor and
its affiliates had approximately $    billion in assets under management, of
which $    billion were invested in equity securities, $    billion were
invested in money market or other short-term instruments, $    billion were
invested in other fixed income securities, $    billion were invested in
balanced investments and $    billion were invested in non-discretionary
assets.

MCM provides overall investment management for the Fund. The advisor also provides research and credit analysis and is responsible for purchases and sales of portfolio securities.

The advisor is entitled to a fee equal to 0.75% annually of the average daily net assets of the Fund.

Portfolio Managers

Richard A. Giesen, Jr. and Bryan J. Spratt jointly manage the Fund. Mr. Giesen and Mr. Spratt have managed the Fund since its inception in [February] 2001. Mr. Giesen, who joined MCM in March 2000 as a Portfolio Manager, has responsibility for managing institutional value portfolios and serves on the management committee of the Small-Cap Value Fund. From February 1996 to March 2000, Mr. Giesen was a Senior Equity Analyst with Banc One Investment Advisors. Since 1995, Mr. Spratt has been a Portfolio Manager at MCM, responsible for managing equity and balanced portfolios. Prior to 1995, Mr. Spratt was a Portfolio Manager at Woodbridge Capital Management with responsibility for equity and balanced institutional portfolios.

More information about the Fund is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS
You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

STATEMENT OF ADDITIONAL INFORMATION
Provides more details about the Fund and its policies.  A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus)
To Obtain Information:
-------------------------------------------------------------------------------

BY TELEPHONE
Call 1-800-438-5789

BY MAIL
Write to:
The Munder Funds
c/o PFPC Global Fund Services
P.O. Box 9701
Providence, RI 02940-9701

BY OVERNIGHT DELIVERY TO
The Munder Funds
c/o PFPC Global Funds Services
4400 Computer Drive
Westborough, MA 01581

ON THE INTERNET
Text-only versions of fund documents can be viewed online or downloaded from:
      SECURITIES AND EXCHANGE COMMISSION
      http://www.sec.gov
You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov

You may also find more information about the Fund on the Internet at: http://www.munderfunds.com. This website is not considered part of the
                                             ---
prospectus.
-------------------------------------------------------------------------------
PROPOWERY0201
SEC file number: 811-7346

                            MUNDER POWER PLUS FUND
                      STATEMENT OF ADDITIONAL INFORMATION

                               February 28, 2001

     The Munder Funds, Inc. (the "Company") currently offers a selection of fifteen investment portfolios, one of which is the Munder Power Plus Fund (the "Fund") which is discussed in this Statement of Additional Information (the "SAI"). The Fund's investment advisor is Munder Capital Management (the "Advisor").

     This SAI, which has been filed with the Securities and Exchange Commission (the "SEC"), provides supplementary information pertaining to all classes of shares representing interests in the Fund. This SAI is not a prospectus, and should be read only in conjunction with the Company's Prospectuses dated February 28, 2001. A copy of each Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling (800) 438-5789.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

                               TABLE OF CONTENTS

                                                                                                                Page
                                                                                                                ----
History and General Information.................................................................................   3
Fund Investments................................................................................................   3
Investment Limitations..........................................................................................  11
Temporary Defensive Position....................................................................................  12
Management of the Fund- Directors and Officers..................................................................  12
Investment Advisory and Other Service Arrangements..............................................................  16
Code of Ethics..................................................................................................  18
Portfolio Transactions..........................................................................................  19
Additional Purchase, Redemption, Exchange and Conversion Information............................................  20
Net Asset Value.................................................................................................  23
Performance Information.........................................................................................  23
Taxes...........................................................................................................  25
Additional Information Concerning Shares........................................................................  30
Other Information...............................................................................................  31
Registration Statement..........................................................................................  31
Financial Statements............................................................................................  31
Appendix A...................................................................................................... A-1
Appendix B...................................................................................................... B-1

No person has been authorized to give any information or to make any representations not contained in this SAI or in each Prospectus in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectuses do not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                        HISTORY AND GENERAL INFORMATION

     The Company is an open-end investment management company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Company was organized as a Maryland corporation on November 18, 1992.

     The investment advisor of the Fund is Munder Capital Management. The principal partners of the Advisor are Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). WAM and WAM II are indirect, wholly-owned subsidiaries of Comerica Incorporated which owns or controls approximately 95% of the partnership interests in the Advisor.

     Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in each Prospectus.

                               FUND INVESTMENTS

     The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Fund. The Fund's investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. All investment policies, other than those specifically designated as fundamental, are non-fundamental and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its objective.

     A description of applicable credit ratings is set forth in Appendix A to this SAI.

     Borrowing. The Fund is authorized to borrow money in amounts up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and are authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer as collateral securities owned by the Fund.

     Foreign Securities. The Fund may invest up to 100% of its assets in foreign securities, including foreign securities which are represented by American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Certain institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

     Foreign securities also include indirect investments such as European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

     Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial rather than their actual market values and they may be adverse to the Fund.

     The Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

     Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     The Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within the Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the Fund's investments.

     The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

     Forward Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Fund is authorized to enter into forward currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of currency exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, the Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

     Cash or liquid securities equal to the amount of the Fund's assets that could be required to consummate forward contracts will be designated on the records of the Fund's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the designated securities, the designated securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be designated daily so that the value of the designated securities will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

     Futures Contracts and Related Options. The Fund may purchase and sell futures contracts on interest-bearing securities or securities indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

     Illiquid Securities. The Fund may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

     Fund may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act, ("Rule 144A securities").
Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the
Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Board of Directors. It is possible that unregistered securities purchased by the Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     Investment Company Securities. The Fund may invest in securities issued by other investment companies. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

     For hedging or other purposes, the Fund may invest in investment companies which seek to track the composition and/or performance of specific indexes or portions of specific indexes. Such investment companies may be traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of index-based, exchange traded investment companies include: SPDRs(R), Select Sector SPDRs(R), DIAMONDS(SM) and NASDAQ 100 Shares.

     Lending of Portfolio Securities. To enhance the return on its portfolio, the Fund may lend securities in its portfolio (subject to a limit of 25% of the Fund's total assets to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return securities, (ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors.

     Money Market Instruments. The Fund may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

     Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

     Investments by the Fund in commercial paper will consist of issues rated at the time of purchase A-1 and/or P-1 by Standard & Poor's Rating Service, a division of McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investors Service, Inc. ("Moody's"). In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

     The Fund may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund invests in variable amount master notes only when the Advisor deems the investment to involve minimal credit risk.

     Non-Domestic Bank Obligations. Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

     Options. The Fund may write covered call options, buy put options, buy call options and write secured put options. For a detailed description on options, see Appendix B to this SAI.

     Repurchase Agreements. The Fund may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase the securities at an agreed-upon time and price ("repurchase agreements"). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain collateral in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities.

     The repurchase price under repurchase agreements generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     Securities subject to repurchase agreements will be held, as applicable, by the Company's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

     Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain cash, U.S. Government securities or other liquid securities designated on the books of the Fund's custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     Rights and Warrants. The Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

     Stock Index Futures, Options on Stock and Bond Indices and Options on Stock and Bond Index Futures Contracts. The Fund may purchase and sell stock index futures, options on stock and bond indices and options on stock and bond index futures contracts as a hedge against movements in the equity and bond markets.

     A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

     Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

     If the Advisor expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

     The Fund may purchase and write call and put options on stock index futures contracts and may purchase and write call and put options on bond index futures contracts. The Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, the Fund may purchase put options or write call options on stock and bond index futures, rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which the Fund intends to purchase.

     In connection with transactions in stock or bond index futures, stock or bond index options and options on stock or bond index futures, the Fund will be required to deposit as "initial margin" an amount of cash or short-term U.S. Government securities equal to between 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. The Fund may not at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts.

     U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corp, Federal Intermediate Credit Banks and Maritime Administration.

     Variable and Floating Rate Instruments. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by the Fund may have stated maturities in excess of the Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

     In determining average weighted portfolio maturity of the Fund, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time the Fund involved can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations held by the Fund, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

     The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights.

     Variable and floating rate instruments held by the Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

     When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

     When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund will designate cash or liquid portfolio securities equal to the amount of the commitment. Normally, the Fund will designate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to designate additional assets in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it designates portfolio securities to cover such purchase commitments than when it designates cash. Because the Fund's liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.

     The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

     When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     Yields and Ratings. The yields on certain obligations, including the money market instruments in which the Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., Fitch IBCA, Inc. and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     Other. Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

                            INVESTMENT LIMITATIONS

     The Fund is subject to the investment limitations enumerated in this section which may be changed with respect to the Fund only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Other Information- Shareholder Approvals").

     The Fund may not:

     1. Invest more than 25% of its total assets in any one industry (i) provided that securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not considered to represent industries; and (ii) except that the Fund will invest more than 25% of its assets in securities of companies that are primarily engaged in non-regulated energy and power activities;

     2. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     3. Borrow money or issue senior securities (as defined in the 1940 Act) except that the Fund may borrow (i) for temporary purposes in amounts not exceeding 5% of its total assets and (ii) to meet redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

     5. Make loans of securities to other persons in excess of 25% of the Fund's total assets; provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

     7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

     8. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

     9.   Make investments for the purpose of exercising control or management;
          or

     10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of forward currency contracts, financial futures contracts and options on financial futures contracts, and options on securities and on securities, foreign currencies and on securities indices, as permitted by the Fund's prospectuses and this SAI.

     Additional investment restrictions adopted by the Fund of the Company, which may be changed by the Board of Directors, provide that the Fund may not:

     1. Invest more than 15% of its net assets (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions;

     2. Own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer;

     3. Purchase or sell interests in oil, gas or other mineral exploration or development plans or leases; or

     4. Invest in other investment companies except as permitted under the 1940 Act.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                         TEMPORARY DEFENSIVE POSITION

     During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, the Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

                            MANAGEMENT OF THE FUND

                            DIRECTORS AND OFFICERS

     The directors and executive officers of the Company, and their business addresses, date of birth, and principal occupations, are as set forth below. An asterisk (*) indicates a director who may be deemed to be an interested person (as defined in Section 2(a)(19) of the 1940 Act) of the Company.

                                                           Principal Occupation
Name, Address and Age        Positions with Company+       During Past Five Years
---------------------        -----------------------       ----------------------
Charles W. Elliott           Director and Chairman of      Senior Advisor to the President,  Western
1024 Essex Circle            the Board of Directors        Michigan University (July 1995 through
Kalamazoo, MI 49008                                        December 1998); Executive Vice
DOB:  1/7/32                                               President, Administration & Chief
                                                           Financial Officer, Kellogg Company
                                                           (January 1987 through June 1995).
                                                           Trustee and Chairman of Board of
                                                           Trustees, Munder @Vantage Fund and
                                                           Board of Directors, Steelcase Financial
                                                           Corporation.

John Rakolta, Jr.            Director and Vice             Chairman and Chief Executive Officer,
1876 Rathmor                 Chairman of the Board of      Walbridge Aldinger Company
Bloomfield Hills, MI 48304   Directors                     (construction company) (1991 to present).
DOB:  5/26/47                                              Trustee and Vice Chairman of Board of
                                                           Trustees, Munder @Vantage Fund.

Thomas B. Bender             Director                      Director, Disciplined Growth Investors
5033 Wood Ridge Road                                       (investment management firm) (December
Glen Arbor, MI 49636                                       1999 to present); Partner, Financial &
DOB:  7/14/33                                              Investment Management Group (April
                                                           1991 to December 1999).  Trustee,
                                                           Munder @Vantage Fund.

David J. Brophy              Director                      Professor, University of Michigan.
1025 Martin Place                                          Director, River Place Financial
Ann Arbor, MI 48104                                        Corporation. Trustee, Munder @Vantage
DOB:  8/7/36                                               Fund.

Dr. Joseph E. Champagne      Director                      Dean, University Center, Macomb College
319 East Snell Road                                        (since September 1997); Corporate and
Rochester, MI 48306                                        Executive Consultant (since September
DOB:  5/19/38                                              1993); Chancellor, Lamar University
                                                           (September 1994 to September 1995);
                                                           Chairman of Board of Directors, Ross
                                                           Controls of Troy, Michigan
                                                           (manufacturing and engineering
                                                           corporation). Trustee, Munder @Vantage
                                                           Fund.

Thomas D. Eckert                 Director                  President and Chief Executive Officer,
10726 Falls Pointe Drive                                   Capital Automotive REIT (real estate
Great Falls, VA 22066                                      investment trust specializing in retail
DOB:  9/22/47                                              automotive properties) (since November
                                                           1997); President, Mid-Atlantic Region of
                                                           Pulte Home Corporation (developer of
                                                           residential land and construction of
                                                           housing units) (1983 to 1997). Director,
                                                           Celotex Corporation (building products
                                                           manufacturer, Director, BBCN.com
                                                           (online purchasing system for autodealers
                                                           and their suppliers) and Trustee, Munder
                                                           @Vantage Fund.

Michael T. Monahan*              Director                  Chairman of the Advisor (January 2000 to
480 Pierce Street                                          present); Chief Executive Officer of the
Suite 300                                                  Advisor (October 1999 to December
Birmingham, MI 48009                                       1999); President of Monahan Enterprises,
DOB:  1/26/39                                              LLC (consulting company) (June 1999 to
                                                           present); President of Comerica
                                                           Incorporated (1994 to June 1999);
                                                           President of Comerica Bank (1994 to June
                                                           1999). Director, Hertz Corporation,
                                                           Director, Jacobson Stores, Inc. and
                                                           Trustee, Munder @Vantage Fund.

James C. Robinson            President                     Chief Executive Officer of the Advisor
480 Pierce Street                                          (January 2000 to present) Executive Vice
Suite 300                                                  President of the Advisor (February 1998 to
Birmingham, MI 48009                                       December 1999); and Chief Investment
DOB:  4/24/61                                              Officer/Fixed Income of the Advisor
                                                           (January 1995 to December 1999).

Stephen J. Shenkenberg       Vice President and Secretary  General Counsel to the Advisor (July 2000
480 Pierce Street                                          to present); Deputy General Counsel of
Birmingham, MI 48009                                       Strong Capital Management, Inc.
DOB:  6/14/58                                              (November 1996 to July 2000); Associate
                                                           Counsel of Strong Capital Management,
                                                           Inc. (December 1992 to November 1996).

Elyse G. Essick              Vice President                Vice President and Director of
480 Pierce Street                                          Communications and Client Services of
Suite 300                                                  the Advisor (since January 1995).
Birmingham, MI 48009
DOB:  4/6/58

Leonard J. Barr              Vice President                Vice President and Director of Core Equity
480 Pierce Street                                          Research of the Advisor (since January
Suite 300                                                  1995); Director and Senior Vice President,
Birmingham, MI 48009                                       Old MCM (since 1988); Director of LPM
DOB:  6/16/44                                              (since June 1993).

Libby E. Wilson              Assistant Secretary and       Director of Mutual Fund Operations of the
480 Pierce Street            Treasurer                     Advisor (since July 1999); Global
Suite 300                                                  Portfolio Client Associate of Invesco
Birmingham, MI 48009                                       Global Asset Management (investment
DOB:  2/24/69                                              advisor) (March 1999 to July 1999);
                                                           Manager of Mutual Funds Operations of
                                                           the Advisor (May 1996 to March 1999);
                                                           Administrator of Mutual Funds Operations
                                                           of the Advisor (March 1993 to May 1996).

Bradford E. Smith            Assistant Treasurer           Manager of Mutual Fund Operations of the
480 Pierce Street                                          Advisor (March 2000 to present;
Suite 300                                                  Administrator of Mutual Fund Operations
Birmingham, MI 48009                                       of the Advisor (August 1999 to February
DOB:  4/19/72                                              2000); Assistant Vice President, Madison
                                                           Mosaic, LLC (advisor to the Mosaic
                                                           Funds) (September 1998 to July 1999);
                                                           Assistant Director of Shareholder Service,
                                                           Madison Mosaic, LLC (April 1997 to
                                                           August 1998); Cash Manager, GIT Funds
                                                           (n.k.a. Mosaic Funds); (June 1996 to
                                                           March 1997); and Registered
                                                           Representative, GIT Investment Services,
                                                           Inc. (January 1995 to May 1996).

Mary Ann Shumaker            Assistant Secretary           Associate General Counsel of the Advisor
480 Pierce Street                                          (since July 1997); and Associate, Miro
Suite 300                                                  Weiner & Kramer (law firm) (1991 to
Birmingham, MI 48009                                       1997).
DOB:  7/31/54

------
+ Individual holds same position with The Munder Funds Trust (the "Trust"), the Munder Framlington Funds Trust ("Framlington"), St. Clair Funds, Inc., ("St. Clair") and Munder @Vantage Fund ("@Vantage"), each a registered investment company.

     Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and Framlington and Directors who are not interested persons of the Company and St. Clair receive an aggregate fee from the Trust, Framlington, the Company and St. Clair for service on those organizations' respective Boards, comprised of an annual retainer fee of $35,000 ($43,750 for the Chairman) and a fee of $3,500 for each Board meeting attended. Trustees who are not interested persons of @Vantage receive an annual retainer fee of $5,000 and a fee of $500 for each meeting attended. Board members who are members of the Audit Committee, Board Process and Compliance Committee, and/or Nominating Committee also receive a retainer and a fee for each meeting of the committee attended. Trustees and Directors are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

     The following table summarizes the compensation paid by the Trust, Framlington, the Company and St. Clair to their respective Trustees/Directors for the year ended June 30, 2000. @Vantage had not yet commenced operations as of June 30, 2000.

----------------------------------------------------------------------------------------------------------------------------------
                              Charles W. Elliott    John Rakolta, Jr.    Thomas B.     David J.      Dr. Joseph E.    Thomas D.
                              Chairman              Vice Chairman        Bender        Brophy        Champagne        Eckert

----------------------------------------------------------------------------------------------------------------------------------
 Aggregate Compensation
 from the Company                 $25,473               $23,513            $23,513        $23,513        $23,513        $23,513
 (comprised of 15 funds)
----------------------------------------------------------------------------------------------------------------------------------
 Aggregate Compensation
 from the Trust (comprised        $28,733               $26,523            $26,523        $26,523        $26,523        $26,523
 of 14 funds)
----------------------------------------------------------------------------------------------------------------------------------
 Aggregate Compensation
 from Framlington                   $768                  $709               $709           $709           $709           $709
 (comprised of 4 funds)
----------------------------------------------------------------------------------------------------------------------------------
 Aggregate Compensation
 from St. Clair (comprised of      $1,901                $1,755             $1,755         $1,755         $1,755         $1,755
 11 funds)
----------------------------------------------------------------------------------------------------------------------------------
 Pension Retirement
 Accrued as Part of
 Fund Expenses                      None                  None               None           None           None           None
----------------------------------------------------------------------------------------------------------------------------------
 Estimated Annual Benefits
 upon Retirement                    None                  None               None           None           None           None
----------------------------------------------------------------------------------------------------------------------------------
 Total from the Fund
 Complex                          $56,875               $52,500            $52,500        $52,500        $52,500        $52,500
----------------------------------------------------------------------------------------------------------------------------------

     No officer, director or employee of the Advisor, the Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Company. As of December 1, 2000, Directors and officers of the Company, as a group, owned less than 1% of all classes of outstanding shares of the Fund.

     The initial sales charge on Class A Shares of the Fund will be waived for full-time employees and retired employees of the Advisor and individuals with an investment account or relationship with the Advisor.

              INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

     Investment Advisor and World. The Advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are WAM, WAM II, Old MCM, Inc. and Munder Group LLC. WAM and WAM II are wholly-owned subsidiaries of Comerica Bank - Detroit, which in turn, is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

     The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Advisor which has been approved by the Board of Directors and the initial shareholder of the Fund.

     Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.

     The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one-year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable with respect to the Fund by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to an Advisor. The Advisor may also terminate its advisory relationship with respect to the Fund without penalty on 90 days' written notice to the Company, as applicable. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940
Act).

     For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from the Fund computed daily and payable monthly at the rate of 0.75% of average daily net assets of the Fund.

     Distribution Agreements. The Company has entered into a distribution agreement, under which Funds Distributor, Inc., as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of shares of the Fund (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Boston, Massachusetts 02109.

     Distribution and Services Arrangements - Class A, Class B and Class II Shares. The Fund has adopted a Service Plan with respect to its Class A Shares pursuant to which it uses its assets to finance activities relating to the provision of certain shareholder services. Under the Service Plan for Class A Shares, the Distributor is paid an annual service fee at the rate of up to 0.25% of the value of average daily net assets of the Class A Shares of the Fund. The Fund has also adopted Service and Distribution Plans with respect to its Class B and Class II Shares, pursuant to which it uses its assets to finance activities relating to the distribution of its shares to investors and provision of certain shareholder services. Under the Service and Distribution Plans for Class B and Class II Shares, the Distributor is paid an annual service fee of up to 0.25% of the value of average daily net assets of the Class B and Class II Shares of the Fund and an annual distribution fee at the rate of up to 0.75% of the value of average daily net assets of the Class B and Class II Shares of the Fund.

     Under the terms of the Service and Service and Distribution Plans (collectively, the "Plans"), each Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Directors who are not interested persons of the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plans may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plans also must be approved by the Directors in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant class of the Fund on not more than 30 days' written notice to the Distributor of the Plan. Pursuant to each Plan, the Distributor will provide the Board of Directors periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

     The Directors have determined that the Plans will benefit the Company and their respective shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale;
(ii) retaining existing accounts; (iii) facilitating portfolio management flexibility through continued cash flow into the Funds; and (iv) maintaining a competitive sales structure in the mutual fund industry.

     With respect to Class B and Class II Shares of the Fund, the Distributor expects to pay sales commissions to dealers authorized to sell the Fund's Class B and Class II Shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement by the relevant Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Fund's shares to support their sales efforts.

     Shareholder Servicing Arrangements - Class K Shares. Class K Shares are sold to investors through institutions which enter into Shareholder Servicing Agreements with the Company to provide support services to their Customers who beneficially own Class K Shares in consideration of the Fund's payment of not more than 0.25% (on an annualized basis) of the average daily net assets of the Class K Shares beneficially owned by the Customers.

     Services provided by institutions under their service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K Shares from Customers and placing net purchase and redemption orders with the Distributor; (ii) providing Customers with a service that invests the assets of their accounts in Class K Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Class K Shares; (v) arranging for bank wires; (vi) responding to Customer inquiries relating to the services performed by the institutions; (vii) providing subaccounting with respect to Class K Shares beneficially owned by Customers or the information necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Company's arrangements with institutions; and (x) providing such other similar services as the Company may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

     As stated in the Fund's Class K Shares Prospectus, Class K Shares of the Fund are sold to customers of banks and other institutions. Such banks and institutions may include Comerica Incorporated (a publicly-held bank holding company), its affiliates and subsidiaries ("Comerica") and other institutions that have entered into agreements with the Company providing for shareholder services for their customers.

     Pursuant to the Company's agreements with such institutions, the Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with institutions and the purposes for which the expenditures were made. In addition, the arrangements with institutions must be approved annually by a majority of the Board of Directors, including a majority of the Directors who are not "interested persons" as defined in the 1940 Act, and have no direct or indirect financial interest in such arrangements.

     The Board of Directors have approved the arrangements with institutions based on information provided by the service contractors that there is a reasonable likelihood that the arrangements will benefit the Fund and its shareholders by affording the Fund greater flexibility in connection with the servicing of the accounts of the beneficial owners of its shares in an efficient manner.

     Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator"), whose principal business address is 225 Franklin Street, Boston, Massachusetts, 02110, serves as administrator for the Company pursuant to an administration agreement ("Administration Agreement"). State Street has agreed to maintain office facilities for the Company; oversee the computation of the Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Fund.

     The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its bad faith, negligence or willful misconduct in the performance of its duties and obligations thereunder.

     Custodian. State Street serves as the custodian (the "Custodian") to the Fund pursuant to a custodian agreement (the "Custodian Contract") between State Street and the Company. State Street is also the custodian with respect to the custody of foreign securities held by the Fund. State Street has in turn entered into additional agreements with financial institutions located in foreign countries with respect to the custody of such securities. Under the Custodian Contract, State Street (i) maintains a separate account in the name of the Fund,
(ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities and (v) makes periodic reports to the Board of Directors concerning the Fund's operations.

     Transfer and Dividend Disbursing Agent. PFPC Inc. serves as the transfer and dividend disbursing agent ("Transfer Agent") for the Fund pursuant to a transfer agency agreement with the Company, under which the Transfer Agent (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Board of Directors concerning the operations of the Fund.

     Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. Except as noted in this SAI the Fund's service contractors bear all expenses in connection with the performance of their services and the Fund bears the expenses incurred in its operations. These operational expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Board of Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; and the expense of using independent pricing services. Any general expenses of the Company that are not readily identifiable as belonging to the Fund are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board determines to be fair and equitable. The Advisor, Administrator, Custodian and/or Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                CODE OF ETHICS

     The Company, the Advisor and the Distributor each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Company, the Advisor, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet from the SEC's website at http:/www.sec.gov.

                            PORTFOLIO TRANSACTIONS

     Subject to the general supervision of the Board of Directors, the Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Fund.

     Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed.

     Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a "net" basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor believes such practice to be in the Fund's interests.

     The portfolio turnover rate of the Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less for the Fund) by the monthly average value of the securities held by the Fund during the year. The Fund may engage in short-term trading to achieve its investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Fund does not expect its portfolio turnover to exceed 100%.

     In the Advisory Agreement, the Advisor agrees to select broker-dealers in accordance with guidelines established by the Board of Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Advisor, subject to the prior approval of the Board of Directors, to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

     Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

     Portfolio securities will not be purchased from or sold to the Advisor, Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

     Investment decisions for the Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

     The Fund will not purchase securities while the Advisor, or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

     ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND CONVERSION INFORMATION

     Purchases. As described in the Prospectuses, shares of the Fund may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker.

     Retirement Plans. Shares of the Fund may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

     Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper order. The redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge ("CDSC").

     Contingent Deferred Sales Charge - Class B Shares. Class B Shares redeemed within six years of purchase are subject to a CDSC. The CDSC is based on the original net asset value at the time of investment or the net asset value at the time of redemption, whichever is lower.

     For redemptions of Class B Shares of the Fund purchased after June 27, 1995, or purchased by exchanging Class B Shares of any other Munder Fund purchased after June 27, 1995, the Prospectus describes the CDSC Schedule and applicable waivers. For redemptions of Class B Shares of the Fund purchased by exchanging Class B Shares of any Fund of The Munder Funds Trust ("Trust Funds")* purchased on or before June 27, 1995, the CDSC Schedule and applicable waivers are set forth below.

                       Class B Shares of the Trust Funds
                     Purchased on or before June 27, 1995

Redemption During                                                                                                          CDSC
----------------------------------------------------------------------------------------------------------------------------------
1/st/ Year Since Purchase............................................................................................      4.00%
2/nd/ Year Since Purchase............................................................................................      4.00%
3/rd/ Year Since Purchase............................................................................................      3.00%
4/th/ Year Since Purchase............................................................................................      3.00%
5/th/ Year Since Purchase............................................................................................      2.00%
6/th/ Year Since Purchase............................................................................................      1.00%

*The Trust Funds in existence as of June 27, 1995 are: Munder Balanced Fund, Munder Equity Income Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Small Company Growth Fund, Munder Bond

Fund, Munder Intermediate Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund.

         CDSC Waivers - Class B Shares of the Trust Funds Purchased on or before June 27, 1995. The CDSC will be waived with respect to Class B Shares of the Trust Funds purchased on or before June 27, 1995 in the following circumstances:

         (1) total or partial redemptions made within one year following the death or disability of a shareholder or registered joint owner;
         (2) minimum required distributions made in connection with an IRA or other retirement plan following attainment of age 59 1/2; and
         (3) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily.

         CDSC and Applicable Waivers - Class B Shares of the Munder Funds, Inc. Funds Purchased on or before June 27, 1995. For redemptions of Class B Shares of the Fund purchased by exchanging Class B Shares of any Fund of The Munder Funds, Inc. ("Company Funds") purchased on or before June 27, 1995*, the Prospectus describes the CDSC Schedule. The CDSC will be waived on the following types of redemptions with respect to Class B Shares of the Company Funds purchased on or before June 27, 1995:

         (1) redemptions by investors who have invested a lump sum amount of $1 million or more in the Fund;
         (2) redemptions by the officers, directors, and employees of the Advisor or the Distributor and such persons' immediate families;
         (3) dealers or brokers who have a sales agreement with the Distributor, for their own accounts, or for retirement plans for their employees or sold to registered representatives or full time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);
         (4) involuntary redemptions effected pursuant to the Fund's right to liquidate shareholder accounts having an aggregate net asset value of less than $250; and
         (5) redemptions the proceeds of which are reinvested in the Fund within 90 days of the redemption.

*The Company Funds in existence as of June 27, 1995 are: Munder Multi-Season Growth Fund, Munder Munder Real Estate Equity Investment Fund and Munder Money Market Fund.

         Contingent Deferred Sales Charge - Class A or Class C Shares. The Prospectuses describe the CDSC for Class A, Class C or Class II Shares of the Funds of the Trust, the Company and Framlington purchased after June 27, 1995.

         Class A Shares of the Trust Funds purchased on or before June 27, 1995 without a sales charge by reason of a purchase of $500,000 or more are subject to a CDSC of 1.00% of the lower of the original purchase price or the net asset value at the time of redemption if such shares are redeemed within two years of the date of purchase. Class A Shares of the Trust Funds purchased on or before June 27, 1995 that are redeemed will not be subject to the CDSC to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions; (2) Class A Shares redeemed more than two years after their purchase; (3) a minimum required distribution made in connection with IRA or other retirement plans following attainment of age 59 1/2; or (4) total or partial redemptions made within one year following the death or disability of a shareholder or registered joint owner.

         No CDSC is imposed to the extent that the current net asset value of the shares redeemed does not exceed (a) the current net asset value of shares purchased through reinvestment of dividends or capital gain distributions plus
(b) the current net asset value of shares purchased more than one year prior to the redemption, plus (c) increases in the net asset value of the shareholder's shares above the purchase payments made during the preceding one year.

         The holding period of Class A or Class C Shares of the Fund acquired through an exchange of the corresponding class of shares of the Munder Money Market Fund (which are available only by exchange of Class A or Class C Shares of the Fund, as the case may be) and the Company Funds, the Framlington Funds and the non-money market funds of the Trust will be calculated from the date that the Class A or Class C Shares of a Fund were initially purchased.

         In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing all Class A Shares on which a front-end sales charge has been assessed; then of shares acquired pursuant to the reinvestment of dividends and distributions; and then of amounts representing the cost of shares purchased one year or more prior to the redemption.

         Other Redemption Information. Redemption proceeds are normally paid in cash; however, the Fund may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

         The Fund reserves the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed other than for customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension or postponement for the protection of the shareholders; or (iv) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

         The Fund may involuntarily redeem an investor's shares if the net asset value of such shares is less than $250; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $250 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

         Conversion of Class B Shares to Class A Shares. Class B Shares of the Fund will automatically convert to Class A Shares of the Fund on the first business day of the month on which the eighth anniversary of the issuance of such Class B Shares occurs. The conversion will be effected at the relative net asset values per share of the two classes.

         If you acquired Class B shares of the Fund by exchanging shares of another Munder Fund of The Munder Funds, Inc., The Munder Funds Trust or The Munder Framlington Funds Trust which you purchased before November 8, 2000, those shares will automatically convert six years after issuance of the original purchase. The conversion will be effected at the relative net asset values per share of the two classes.

         Exchanges. In addition to the method of exchanging shares described in the Fund's Prospectuses, a shareholder exchanging at least $1,000 of shares (for which certificates have not been issued) and who has authorized expedited exchanges on the application form filed with the Transfer Agent may exchange shares by telephoning the Funds at (800) 438-5789. Telephone exchange instructions must be received by the Transfer Agent by 4:00 p.m., Eastern time. The Fund, Distributor and Transfer Agent reserve the right at any time to suspend or terminate the expedited exchange procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Fund nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

                                NET ASSET VALUE

         Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Options will be valued at market value or fair value if no market exists. Futures contracts will be valued in like manner, except that open futures contract sales will be valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity). In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board members.

         In-kind purchases. Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in the Prospectuses. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                            PERFORMANCE INFORMATION

         Yield. The Fund's 30-day (or one month) standard yield is calculated for the Fund in accordance with the method prescribed by the SEC for mutual funds:

                             YIELD = 2 [( a-b + 1)/6/ - 1]
                                          ----
                                           cd

Where:
         a =dividends and interest earned by the Fund during the period;
         b =expenses accrued for the period (net of reimbursements and waivers); c =average daily number of shares outstanding during the period entitled to receive dividends;
         d =maximum offering price per share on the last day of the period.

         For the purpose of determining interest earned on debt obligations purchased by the Fund at a discount or premium (variable "a" in the formula), the Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by the Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

         Interest earned on tax-exempt obligations that are issued without original issue discount and that have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage- or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula). The Fund's maximum offering price per share for purposes of the formula includes the maximum sales charge imposed -- currently 5.50% of the per share offering price for Class A Shares of the Fund.

         Total Return. The Fund, in advertising its "average annual total return" computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                   P (1 + T)/n/ = ERV
Where:
         P = hypothetical initial payment of $1,000;

         T = average annual total return;

         n = period covered by the computation, expressed in years; and

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

         The Fund, in advertising its "aggregate total return" computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                         (ERV) - 1
                                          ---
                         Aggregate Total Return = P

         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period. The Fund's average annual total return and load adjusted aggregate total return quotations for Class A Shares will reflect the deduction of the maximum sales charge charged in connection with the purchase of such shares - currently 5.50% of the per share offering price for Class A Shares of the Fund; and the Fund's load adjusted average annual total return and load adjusted aggregate total return quotations for Class B Shares and Class II Shares will reflect any applicable CDSC; provided that the Fund may also advertise total return data without reflecting any applicable CDSC or sales charge imposed on the purchase of Class A Shares, Class B Shares or Class II Shares in accordance with the views of the SEC. Quotations which do not reflect a CDSC or sales charge will, of course, be higher than quotations which do.

         The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. From time to time, in advertisements or in reports to shareholders, the Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices.

                                     TAXES

         The following summarizes certain additional Federal and state income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

         General. The Fund intends to elect and qualify to be taxed separately as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, the Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

         Distributions of net investment income received by the Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

         The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. The Fund expects that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends-received deduction.

         In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

         Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Fund each year.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue
Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

         The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided an incorrect tax identification number or no number at all,
(ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he is not subject to backup withholding or that he is an "exempt recipient."

         Disposition of Shares. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

         In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their stock. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a Fund, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires the stock of the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

         Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

         Foreign Tax Considerations. Income received by the Fund from sources within foreign countries may be subject to withholding and other foreign taxes. The payment of such taxes will reduce the amount of dividends and distributions paid to the Fund's shareholders. So long as the Fund qualifies as a regulated investment company, certain distribution requirements are satisfied, and more than 50% of the value of the Fund's assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If the Fund were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax due, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, the Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations are imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

         Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to limitations, including the restriction that the credit may not exceed the shareholder's United States tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source income will be treated as foreign source income. The Fund's gains and losses from the sale of securities will generally be treated as derived from United States sources and certain foreign currency gains and losses likewise will be treated as derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, only a portion of the foreign tax credit will be allowed to offset any alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund.

         Taxation of Certain Financial Instruments. Special rules govern the Federal income tax treatment of financial instruments that may be held by the Fund. These rules may have a particular impact on the amount of income or gain that the Fund must distribute to their respective shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement, all described above.

         Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code section 1234. Pursuant to Internal Revenue Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "Section 1256 contracts." Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by the Fund at the end of each taxable year (and generally for purposes of the 4% excise tax, on October 31 of each year) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

         Generally, hedging transactions, if any, undertaken by the Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Fund are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

         The Fund may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions of substantially as compared to a fund that did not engage in such hedging transactions.

         The diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures or forward contracts.

         Constructive Sales. Recently enacted rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.

         Currency Fluctuations - "Section 988" Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income and loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Passive Foreign Investment Companies. The Fund may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least on-half of its assets constitute passive assets, or 75% or more of its gross income passive income. If the Fund receives a so-called "excess distribution" with respect to PFIC shares, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

         Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

         Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

         Other Taxation. The foregoing discussion relates only to U.S. federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund, and dispositions of Fund shares also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of U.S. federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                   ADDITIONAL INFORMATION CONCERNING SHARES

         The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any unissued shares of the Company into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to such authority, the Directors have authorized the issuance of shares of common stock representing interests in the Fund and fourteen other series of shares. These series offer one or more of the following classes of shares: Class A, Class B, Class II, Class K and Class Y. The Fund offers Class A, Class B, Class II, Class K and Class Y Shares.

         The Board of the Company has adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of the Fund. The Multi-Class Plan provides that shares of each class of the Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

         In the event of a liquidation or dissolution of the Company or the Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative net asset values of the Fund, of any general assets not belonging to the Fund which are available for distribution. Shareholders of the Fund are entitled to participate in the net distributable assets of the Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder.

         Holders of all outstanding shares of the Fund will vote together in the aggregate and not by class on all matters, except that only Class A Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class A Plan, only Class B Shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class B Plan, only Class II Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class II Plan and only Class K Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Class K Plan. Further, shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered by the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Fund affected by the matter. The Fund is affected by a matter, (i) unless it is clear that the interests of each Munder Fund in the matter are substantially identical or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement, or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular portfolio.

         Shares of the Company have noncumulative voting rights and, accordingly, the holders of more than 50% of the Company's outstanding shares (irrespective of class) may elect all of the directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus, shares will be fully paid and non-assessable by the Company.

         Annual shareholder meetings to elect directors will not be held unless and until such time as required by law. At that time, the directors then in office will call a shareholders' meeting to elect directors. Except as set forth above, the directors will continue to hold office and may appoint successor directors. Meetings of the shareholders of the Company shall be called by the directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

                               OTHER INFORMATION

         Counsel. The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, has passed upon certain legal matters in connection with the shares offered by the Fund and serves as counsel to the Company.

         Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Company's independent auditors.

         Shareholder Approvals. As used in this SAI, a "majority of the outstanding shares" of the Fund or investment portfolio means the lesser of (a) 67% of the shares of the Fund or portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund or portfolio are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund or portfolio.

                            REGISTRATION STATEMENT

         This SAI and each of the Fund's Prospectuses do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:/www.sec.gov.

         Statements contained herein and in each of the Fund's Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respects by such reference.

                             FINANCIAL STATEMENTS

         As of the date of this SAI, the Fund had not commenced operations and therefore had no audited or unaudited financial statements.

                                  APPENDIX A
                                  ----------

                             - Rated Investments -

Commercial Paper

         The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issuers (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Instruments rated "Prime-2" are offered by issuers (or related supporting institutions) which have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more susceptible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

         Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by the Fund's Board of Directors.

                                  APPENDIX B

         The Fund may enter into certain futures transactions and options for hedging purposes. The Fund may also write covered call options, buy put options, buy call options and write secured put options. Such transactions are described in this Appendix.

I.   Interest Rate Futures Contracts
     -------------------------------

         Use of Interest Rate Futures Contracts. Bond prices are established in
         --------------------------------------
both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

         The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

         Description of Interest Rate Futures Contracts. An interest rate
         ----------------------------------------------
futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or at near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

         Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

         A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes, Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities, three-month United States Treasury Bills, and ninety-day commercial paper. The Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

         Example of Futures Contract Sale. The Fund would engage in an interest
         --------------------------------
rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by a particular Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The advisor wishes to fix the current market value of the portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the advisor believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

         In that case, the five point loss in the market value of the portfolio security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

         The advisor could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

         If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

         Example of Futures Contract Purchase. The Fund would engage in an
         ------------------------------------
interest rate futures contract purchase when they are not fully invested in long-term bonds but wish to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

         For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10% , tends to move in concert with futures market prices of Treasury bonds. The advisor wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the advisor believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or designated on the books of the Fund's custodian for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

         The advisor could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

         If, however, short-term rates remained above available long-term rated, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.  Index Futures Contracts
     -----------------------

         General. A bond index assigns relative values of the bonds included in
         -------
the index and the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

         A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks.

         Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

         The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

         In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

         Examples of Stock Index Futures Transactions. The following are
         ---------------------------------------------
examples of transactions in stock index futures (net of commissions and premiums, if any).

                  ANTICIPATORY PURCHASE HEDGE: Buy the Future
               Hedge Objective: Protect Against Increasing Price

                      Portfolio                                                     Futures
Anticipate buying $62,500 in Equity Securities                        -Day Hedge is Placed-
                                                                      Buying 1 Index Futures at 125
                                                                      Value of Futures = $62,500/Contract

Buy Equity Securities with Actual Cost = $65,000                      Day Hedge is Lifted-
Increase in Purchase Price = $2,500                                   Sell 1 Index Futures at 130
                                                                      Value of Futures = $65,000/Contract
                                                                      Gain on Futures = $2,500

                  HEDGING A STOCK PORTFOLIO: Sell the Future
                  Hedge Objective: Protect Against Declining
                            Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures Contract - 125 X $500 =
$62,500 Portfolio Beta Relative to the Index = 1.0


                   Portfolio                                            Futures
Anticipate Selling $1,000,000 in Equity Securities      - Day Hedge is Placed-
                                                        Sell 16 Index Futures at 125
                                                        Value of Futures = $1,000,000

Equity Securities - Own Stock                           Day Hedge is Lifted-
with Value = $960,000                                   Buy 16 Index Futures at 120
Loss in Portfolio Value = $40,000                       Value of Futures = $960,000
                                                        Gain on Futures = $40,000

III.  Margin Payments
      ---------------

         Unlike the purchase or sale of portfolio securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian in an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.   Risks of Transactions in Futures Contracts
      ------------------------------------------

         There are several risks in connection with the use of futures by the Fund as hedging devices. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor. It is also possible that, when the Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in the Fund may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

         Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

         In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor may still not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or Board of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Successful use of futures by the Fund is also subject to the Advisor's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

V.   Options on Futures Contracts
     ----------------------------

         The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from(call) or sell to(put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VI.  Currency Transactions
     ---------------------

         The Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency futures, options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in the SAI. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Advisor or World.

         The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Fund will not enter into a transaction to hedge currency exposure to an extent greater after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

         The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German mark (the "D-mark"), the Fund holds securities denominated in shillings and the Advisor believes that the value of the schillings will decline against the U.S. dollar, the Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will designate liquid, high grade assets on the books of the Fund's custodian to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying currency.

         Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close to positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

VII.  Other Matters
      -------------

         Accounting for futures contracts will be in accordance with generally accepted accounting principles.

VIII. Options
      -------

         The Fund may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

         A call option for a particular security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer of the option the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no guarantee in any instance that either a closing purchase or a closing sale transaction can be effected.

         Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         The Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         In the case of writing a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount as are earmarked on the books of the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or liquid securities equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference in cash or liquid securities is earmarked on the books of the Fund's custodian. The Fund will limit its investment in uncovered call options purchased or written by the Fund to 33 1/3% of the Fund's total assets. The Fund will write put options only if they are "secured" by cash or liquid securities earmarked on the books of the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

         The Fund may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that they anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

         When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying security (in the case of a covered call option) or liquidate the earmarked securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         There is no assurance that the Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

         In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (an "Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         Currency transactions, including options on currencies and currency futures, are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as the incurring of transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's economy.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits
         --------

         (a)   (1)   Articles of Incorporation, dated November 18, 1992, are
                     incorporated herein by reference to Exhibit 1(a) to Post-
                     Effective Amendment No. 18 to Registrant's Registration
                     Statement on Form N-1A filed with the Commission on August
                     14, 1996.

               (2) Articles of Amendment, dated February 12, 1993, are incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

               (3) Articles Supplementary, dated July 20, 1993, August 9, 1994, April 26, 1995, June 27, 1995 and May 6, 1996, are
                     incorporated herein by reference to Exhibit 1(c) Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

               (4) Articles Supplementary, dated August 6, 1996, are incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

               (5) Articles Supplementary, dated February 4, 1997, are incorporated herein by reference toe Exhibit 1(f) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 18, 1997.

               (6) Articles Supplementary, dated March 12, 1997, are incorporated herein by reference to Exhibit 1(i) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 14, 1997.

               (7) Articles Supplementary, dated May 6, 1997, are incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1997.

               (8) Articles Supplementary, dated February 24, 1998, are incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 20, 1998.

               (9) Articles Supplementary, dated June 1, 1998, are incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

               (10) Articles Supplementary, dated July 1, 1998, are incorporated herein by reference to Exhibit 1(l) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

               (11) Articles Supplementary, dated December 1, 1998, are incorporated herein by reference to Exhibit (a)(12) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the commission on June 11, 1999.

               (12) Articles Supplementary, dated April 16, 1999, are incorporated herein by reference to Exhibit (a)(13) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

               (13) Articles Supplementary, dated August 17, 1999 are incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

               (14) Articles Supplementary, dated November 15, 1999, are incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

               (15) Articles Supplementary, dated March 1, 2000, are incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

               (16) Articles Supplementary, dated April 20, 2000, are incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 22, 2000.

               (17) Articles Supplementary, dated May 18, 2000, are incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 22, 2000.

               (18) Articles Supplementary, dated June 7, 2000, are incorporated herein by reference to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 16, 2000.

               (19) Articles Supplementary, dated August 25, 2000, are incorporated herein by reference to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 15, 2000.

               (20) Articles Supplementary, dated September 21, 2000, are incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

               (21) Articles Supplementary, dated November 20, 2000 are filed herein.

               (22) Articles Supplementary with respect to Munder Power Plus Fund to be filed by amendment.

         (b) By-Laws are incorporated by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

         (c)   Not Applicable.

         (d)   (1)   Investment Advisory Agreement, dated July 2, 1998, between
                     Registrant and Munder Capital Management with respect to the Munder Focus Growth Fund (formerly Munder Equity
                     Selection Fund), Munder Financial Services Fund, Munder
                     Micro-Cap Equity Fund, Munder Multi-Season Growth Fund,
                     Munder Growth Opportunities Fund, Munder NetNet Fund,
                     Munder Real Estate Equity Investment Fund, Munder Small-Cap
                     Value Fund, Munder International Bond Fund, Munder Money
                     Market Fund, Munder All-Season Conservative Fund, Munder
                     All-Season Moderate Fund and Munder Fund of Funds (formerly
                     Munder All-Season Aggressive Fund) is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment
                     No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

               (2) Notice, dated May 4, 1999, to Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Munder Future Technology Fund is are incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

               (3) Notice to Investment Advisory Agreement, dated February 14, 2000, between Registrant and Munder Capital Management with respect to the Munder International NetNet Fund is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

               (4) Notice, dated September 25, 2000, to Investment Advisory Agreement with respect to Munder Bio(Tech)/2/ Fund is incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

               (5) Notice, dated September 15, 2000, to Investment Advisory Agreement with respect to Munder Digital Economy Fund is incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

               (6) Interim Investment Sub-Advisory Agreement among Registrant, Munder Capital Management and Framlington Overseas Management Investment Limited with respect to the Munder International NetNet Fund is incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 25, 2000.

               (7) Investment Sub-Advisory Agreement, dated October 31, 2000, among Registrant, Munder Capital Management and Framlington Overseas Management Investment Limited with respect to the Munder Bio(Tech)/2/ Fund is filed herein.

               (8) Notice to Investment Advisory Agreement with respect to Munder Power Plus Fund to be filed by amendment.

         (e)   (1)   Underwriting Agreement, dated January 13, 1995, between
                     Registrant and Funds Distributor, Inc. is incorporated herein by reference to Exhibit 6(a) to Post-Effective
                     Amendment No. 16 to Registrant's Registration Statement on
                     Form N-1A filed with the Commission on June 25, 1996.

               (2) Notice, dated August 6, 1996, to Underwriting Agreement between Registrant and Funds Distributor, Inc. with respect to the Munder International Bond Fund is incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

               (3) Notice, dated August 6, 1996, to Underwriting Agreement between Registrant and Funds Distributor, Inc. with respect to the Munder Small-Cap Value Fund, the Munder Focus Growth Fund (formerly Munder Equity Selection Fund), the Munder Micro-Cap Equity Fund, and the Munder NetNet Fund is incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

               (4) Distribution Agreement, dated February 4, 1997, between Registrant and Funds Distributor, Inc. with respect to the Munder All-Season Conservative Fund, the Munder All-Season Moderate Fund and the Munder Fund of Funds (formerly Munder All-Season Aggressive Fund) is incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

               (5) Distribution Agreement, dated May 6, 1997, between Registrant and Funds Distributor, Inc. with respect to the Munder Financial Services Fund is incorporated herein by reference to Exhibit 6(g) to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 27, 1998.

               (6) Distribution Agreement, dated February 24, 1998, between Registrant and Funds Distributor, Inc. with respect to the Munder Growth Opportunities Fund is incorporated herein by reference to Exhibit 6(h) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

               (7) Distribution Agreement, dated May 4, 1999, between Registrant and Funds Distributor, Inc. with respect to the Munder Future Technology Fund is incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

               (8) Distribution Agreement, dated February 14, 2000, between Registrant and Funds Distributor, Inc. with respect to the Munder International NetNet Fund is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

               (9) Notice, dated February 14, 2000, to the Underwriting Agreement, between Registrant and Funds Distributor, Inc. with respect to Munder Focus Growth Fund is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

               (10) Notice, dated February 14, 2000, to the Distribution Agreement, between Registrant and Funds Distributor, Inc. with respect to Munder Growth Opportunities Fund incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

               (11) Notice, dated November 11, 1999, to the Distribution Agreement, between Registrant and Funds Distributor, Inc. with respect to Munder Future Technology Fund incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

               (12) Distribution Agreement, dated September 25, 2000, with respect to Munder Bio(Tech)/2/ Fund is incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

               (13) Distribution Agreement, dated September 15, 2000, with respect to Munder Digital Economy Fund is incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

               (14) Distribution Agreement with respect to Munder Power Plus Fund to be filed by amendment.

         (f)   Not Applicable.

         (g)   (1)   Custodian Agreement, dated August 3, 1999, between
                     Registrant and State Street Bank and Trust Company with respect to the Munder Fund of Funds (formerly Munder All-
                     Season Aggressive Fund), Munder All-Season Conservative
                     Fund, Munder All-Season Moderate Fund, Munder Growth
                     Opportunities Fund, Munder International Bond Fund, Munder
                     Micro-Cap Equity Fund, Munder Money Market Fund, Munder
                     Multi-Season Growth Fund, Munder NetNet Fund, Munder Real
                     Estate Equity Investment Fund and Munder Small-Cap Value
                     Fund is incorporated by reference to Post-Effective
                     Amendment No. 38 to Registrant's Registration Statement on
                     Form N-1A filed with the Commission on August 25, 1999.

               (2) Notice, dated August 4, 1999, to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the Munder Future Technology Fund is incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

               (3) Form of Notice to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the Munder International NetNet Fund is incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

               (4) Notice to Custodian Agreement with respect to Munder Bio(Tech)/2/ Fund is filed herein.

               (5) Notice to Custodian Agreement with respect to Munder Digital Economy Fund is filed herein.

               (6) Notice to Custodian Agreement with respect to Munder Power Plus Fund to be filed by amendment.

         (h)   (1)   Administration Agreement, dated October 31, 1997, between
                     Registrant and State Street Bank and Trust Company with respect to the Munder Fund of Funds (formerly Munder All-
                     Season Aggressive Fund), Munder All-Season Conservative
                     Fund, Munder All-Season Moderate Fund, Munder International
                     Bond Fund, Munder Micro-Cap Equity Fund, Munder Money
                     Market Fund, Munder Multi-Season Growth Fund, Munder NetNet
                     Fund, Munder Real Estate Equity Investment Fund and Munder
                     Small-Cap Value Fund is incorporated herein by reference to
                     Exhibit 9(n) to Post-Effective Amendment No. 32 to
                     Registrant's Registration Statement on Form N-1A filed with the Commission on March 20, 1998.

               (2) Notice, dated October 31, 1997, to Administration Agreement between Registrant and State Street Bank and Trust Company with respect to the is incorporated herein by reference to
                     Exhibit 9(p) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

               (3) Notice, dated February 24, 1998, to Administration Agreement between Registrant and State Street Bank and Trust Company with respect to the Munder Growth Opportunities Fund is incorporated herein by reference to
                     Exhibit 9(o) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

               (4) Notice, dated May 4, 1999, to Administration Agreement between Registrant and State Street Bank and Trust Company with respect to the Munder Future Technology Fund is incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

               (5) Notice, dated February 14, 2000, to Administration Agreement between Registrant and State Street Bank and Trust Company with respect to the Munder International NetNet Fund is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

               (6) Notice, dated September 25, 2000, to Administration Agreement with respect to Munder Bio(Tech)/2/ Fund is incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

               (7) Notice, dated September 15, 2000, to Administration Agreement with respect to Munder Digital Economy Fund is incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

               (8) Notice to Administration Agreement with respect to Munder Power Plus Fund to be filed by amendment.

               (9) Transfer Agency and Registrar Agreement, dated June 19, 1995, between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) is incorporated herein by reference to Exhibit 9(a) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

               (10) Notice, dated May 6, 1996, to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder International Bond Fund is incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

               (11) Notice, dated August 6, 1996, to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder Small-Cap Value Fund, the Munder Focus Growth Fund (formerly Munder Equity Selection
                        Fund), the Munder Micro-Cap Equity Fund and the Munder NetNet Fund is incorporated herein by reference to
                        Exhibit 9(d) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

               (12) Form of Amendment to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder All-Season Conservative Fund, the Munder All-Season Moderate Fund and the Munder Fund of Funds (formerly Munder All-Season Aggressive Fund) is incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 18, 1997.

               (13) Form of Notice to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder Financial Services Fund is incorporated herein by reference to Exhibit 9(g) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1997.

               (14) Form of Amendment to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder Financial Services Fund is incorporated herein by reference to Exhibit 9(h) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1997.

               (15) Notice, dated February 24, 1998, to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder Growth Opportunities Fund is incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

               (16) Amendment, dated January 2, 1997, to the Transfer Agency and Registrar Agreement between the Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) is incorporated herein by reference to Exhibit 9(n) to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 27, 1998.

               (17) Amendment, dated June 1, 1998, to the Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit 9(k) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

               (18) Amendment, dated June 1, 1998, to the Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit 9(m) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

               (19) Amendment, dated March 16, 1999, to the Transfer Agency and Registrar Agreement between the Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) is incorporated herein by reference to Exhibit h(18) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

               (20) Amendment, dated March 26, 1999, to the Transfer Agency and Registrar Agreement between the Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) is incorporated herein by reference to Exhibit h(19) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

               (21) Notice, dated May 4, 1999, to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder Future Technology Fund is incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

               (22) Amendment, dated October 1, 1999, to the Transfer Agency and Registrar Agreement between the Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) is incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

               (23) Notice, dated February 14, 2000, to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder International NetNet Fund is incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 22, 2000.

               (24) Notice, dated September 25, 2000, to Transfer Agency and Registrar Agreement with respect to Munder Bio(Tech)/2/ Fund is incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

               (25) Notice, dated September 15, 2000, to Transfer Agency and Registrar Agreement with respect to Munder Digital Economy Fund is incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

               (26) Notice to Transfer Agency and Registrar Agreement with respect to Munder Power Plus Fund to be filed by amendment.

         (i)   (1)      Opinion and Consent of Counsel is incorporated by
                        reference to the Rule 24f-2 Notice filed on August 28, 1997, Accession Number 0000927405-97-000309.

               (2) Opinion and Consent of Counsel with respect to the Munder Growth Opportunities Fund is incorporated herein by reference to Exhibit 10(b) to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 27, 1998.

               (3) Opinion and Consent of Counsel with respect to the Munder Future Technology Fund is incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

               (4) Opinion and Consent of Counsel with respect to the Munder International NetNet Fund is incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 22, 2000.

               (5) Opinion and Consent of Counsel with respect to the Munder Munder Bio(Tech)/2/ Fund is incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

               (6) Opinion and Consent of Counsel with respect to the Munder Digital Economy Fund is incorporated herein by reference to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 15, 2000.

               (7) Opinion and Consent of Counsel with respect to the Munder Power Plus Fund to be filed by amendment.

         (j)   (1)      Powers of Attorney are incorporated herein by reference
                        to Post-Effective Amendment No. 51 to Registrant's
                        Registration Statement on Form N-1A filed with the Commission on September 15, 2000.

               (2) Certified Resolution of Board, dated November 15, 2000, authorizing signature on behalf of Registrant pursuant to power of attorney is filed herein.

         (k)   Not Applicable.

         (l) Initial Capital Agreement is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

         (m)   (1)   Amended and Restated Service Plan, dated August 3, 1999,
                     for the Munder Multi-Season Growth Fund Class A Shares is incorporated herein by reference to Post-Effective
                     Amendment No. 40 to Registrant's Registration Statement on
                     Form N-1A filed with the Commission on October 26, 1999.


               (2) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Multi-Season Growth Fund Class B Shares is filed herein incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (3) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Multi-Season Growth Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (4) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Money Market Fund Class A Shares is filed herein incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (5) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Money Market Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (6) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Money Market Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (7) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Real Estate Equity Investment Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (8) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Real Estate Equity Investment Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (9) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Real Estate Equity Investment Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (10) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Focus Growth Fund (formerly Munder Equity Selection Fund) Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (11) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Focus Growth Fund (formerly Munder Equity Selection Fund) Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (12) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Focus Growth Fund (formerly Munder Equity Selection Fund) Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (13) Amended and Restated Service Plan, dated August 3, 1999, for the Munder International Bond Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (14) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder International Bond Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (15) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder International Bond Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (16) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Micro-Cap Equity Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (17) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Micro-Cap Equity Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (18) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Micro-Cap Equity Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (19) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Fund of Funds (formerly Munder All-Season Aggressive Fund) Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (20) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Fund of Funds (formerly the Munder All-Season Aggressive Fund) Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (21) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder All-Season Conservative Fund (formerly the Munder All-Season Maintenance Fund) Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (22) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder All-Season Conservative Fund (formerly the Munder All-Season Maintenance Fund) Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (23) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder All-Season Moderate Fund (formerly the Munder All-Season Development Fund) Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (24) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder All-Season Moderate Fund (formerly the Munder All-Season Development Fund) Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (25) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Small-Cap Value Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (26) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Small-Cap Value Fund Class B Shares incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (27) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Small-Cap Value Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (28) Amended and Restated Service Plan, dated August 3, 1999, for the Munder NetNet Fund is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (29) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Growth Opportunities Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (30) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Growth Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (31) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Growth Opportunities Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (32) Service Plan for the Munder Growth Opportunities Fund Class K Shares is incorporated herein by reference to Exhibit 15(nn) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

               (33) Amendment to Service and Distribution Plan, dated May 4, 1998, for the Munder NetNet Fund is incorporated herein by reference to Exhibit (m)(36) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

               (34) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder NetNet Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (35) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder NetNet Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (36) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Future Technology Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (37) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Future Technology Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

               (38) Service and Distribution Plan, dated November 11, 1999, for the Munder Future Technology Fund Class II Shares is incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

               (39) Service Plan, dated February 14, 2000, for the Munder International NetNet Fund Class A Shares is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

               (40) Service and Distribution Plan, dated February 14, 2000, for the Munder International NetNet Fund Class B Shares is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

               (41) Service and Distribution Plan, dated February 14, 2000, for the Munder International NetNet Fund Class II Shares is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

               (42) Service and Distribution Plan, dated February 14, 2000, for the Munder Focus Growth Fund (formerly Munder Equity Selection Fund) Class II Shares is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

               (43) Service and Distribution Plan, dated February 14, 2000, for the Munder Growth Opportunities Fund Class II Shares is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

               (44) Amended and Restated Service Plan for Class K Shares is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1997.

               (45) Service Plan, dated August 8, 2000, for the Munder Bio(Tech)/2/ Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

               (46) Service and Distribution Plan, dated August 8, 2000, for the Munder Bio(Tech)2 Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

               (47) Service and Distribution Plan, dated August 8, 2000, for the Munder Bio(Tech)2 Fund Class II Shares is incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

               (48) Service Plan, dated August 8, 2000, for the Munder Digital Economy Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 15, 2000.

               (49) Service and Distribution Plan, dated August 8, 2000, for the Munder Digital Economy Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 15, 2000.

               (50) Service and Distribution Plan, dated August 8, 2000, for the Munder Digital Economy Fund Class II Shares is incorporated herein by reference to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 15, 2000.

               (51) Service Plan for the Munder Power Plus Fund Class A shares to be filed by amendment.

               (52) Service and Distribution Plan for the Munder Power Plus Fund Class B shares to be filed by amendment.

               (53) Service and Distribution Plan for the Munder Power Plus Fund Class II shares to be filed by amendment.

         (n)   Ninth Amended and Restated Multi-Class Plan is filed herein.

         (p)   (1)     Code of Ethics of the Registrant, Munder Capital
                       Management, World Asset Management, LLC, The Munder Funds
                       Trust, The Munder Framlington Funds Trust, St. Clair
                       Funds, Inc. and Munder @Vantage Trust is filed herein.

               (2) Code of Ethics of Funds Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 15, 2000.

               (3) Code of Ethics of Framlington Overseas Management Limited is incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

Item 24.       Persons Controlled by or under Common Control with Registrant.
               -------------------------------------------------------------
               Not Applicable.

Item 25.       Indemnification
               ---------------
               Article VII, Section 7.6 of the Registrant's Articles of Incorporation ("Section 7.6") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI of the Registrant's By-laws provides that the Registrant shall indemnify its employees and/or agents in any manner as shall be authorized by the Board of Directors and within such limits as permitted by applicable law. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as permitted by law. The Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant or is serving at the request of the Registrant as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Registrant would have had the power to indemnify against such liability. The rights provided by
               Section 7.6 shall be enforceable against the Registrant by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated therein.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.       Business and Other Connections of Investment Advisor and Sub-
               -------------------------------------------------------------
               Advisor
               -------

               (a) Munder Capital Management performs investment advisory services for Registrant and other investment companies and institutional and individual investors.

               Munder Capital Management

                Name                           Position with Advisor
                Munder Group LLC               Partner
                WAM Holdings, Inc.             Partner
                WAM Holdings II, Inc.          Partner
                Michael T. Monahan             Chairman

                Leonard J. Barr, II            Senior Vice President and
                                               Director of Research
                Enrique Chang                  Chief Investment Officer of
                                               Equities
                Clark Durant                   Vice President and President of
                                               Munder Charitable Gift Fund

                Name                        Position with Advisor
                Elyse G. Essick             Vice President and Director of
                                            Communications and Client Services
                Sharon E. Fayolle           Vice President and Director of
                                            Cash Management
                Otto G. Hinzmann            Vice President and Director of
                                            Equity Portfolio Management
                Peter Hoglund               Chief Administrative Officer
                Anne K. Kennedy             Vice President and Director of
                                            Portfolio Management
                Ann F. Putallaz             Vice President and Director of
                                            Retirement Services Group
                Peter G. Root               Vice President and Chief Investment
                                            Officer of Fixed Income
                James C. Robinson           Chief Executive Officer
                Stephen J. Shenkenberg      Executive Vice President and
                                            General Counsel


               For further information relating to the Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. See File No. 801-48394.

               Framlington Overseas Investment Management Limited

                Name                                Position with Sub-Advisor

                Warren J. Colman                    Director
                Gary C. Fitzgerald                  Director
                Jean-Luc Schilling                  Director
                Michael A. Vogel                    Director
                Robert Jenkins                      Portfolio Manager

               For further information relating to the Sub-Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Framlington Overseas Investment Management Limited, SEC File No. 801-42074.

Item 27.       Principal Underwriters
               ----------------------

               (a) Funds Distributor, Inc. ("FDI"), located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI acts as principal underwriter of the following investment companies other than the Registrant:

                        American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
                        American Century Government Income Trust
                        American Century International Bond Funds
                        American Century Investment Trust
                        American Century Municipal Trust
                        American Century Mutual Funds, Inc.
                        American Century Premium Reserves, Inc.
                        American Century Quantitative Equity Funds
                        American Century Strategic Asset Allocations, Inc. American Century Target Maturities Trust
                        American Century Variable Portfolios, Inc.
                        American Century World Mutual Funds, Inc.
                        The Brinson Funds
                        CDC MPT + Funds
                        Dresdner RCM Capital Funds, Inc.
                        Dresdner RCM Global Funds, Inc.

                        Dresdner RCM Investment Funds Inc.
                        GMO Trust
                        JP Morgan Institutional Funds
                        JP Morgan Funds
                        JPM Series Trust
                        JPM Series Trust II
                        LaSalle Partners Funds, Inc.
                        Merrimac Series
                        Monetta Fund, Inc.
                        Monetta Trust
                        The Montgomery Funds I
                        The Montgomery Funds II
                        The Munder Framlington Funds Trust
                        The Munder Funds Trust
                        National Investors Cash Management Fund, Inc. Nomura Pacific Basin Fund, Inc.
                        Orbitex Group of Funds
                        The Saratoga Advantage Trust
                        SG Cowen Funds, Inc.
                        SG Cowen Income + Growth Fund, Inc.
                        SG Cowen Standby Reserve Fund, Inc.
                        SG Cowen Standby Tax-Exempt Reserve Fund, Inc. SG Cowen Series Fund, Inc.
                        St. Clair Funds, Inc.
                        The Skyline Funds
                        TD Waterhouse Family of Funds, Inc.
                        TD Waterhouse Trust

               (b)

                        Name and Principal         Position and Offices with        Position  and  Offices
                        Business Address*          Funds Distributor, Inc.          with Registrant
                        -----------------          -----------------------          ---------------
                        -Marie E. Connolly         Director, President and Chief    None
                             Executive Officer

                        -George A. Rio             Director and Executive Vice      None
                                                   President
                        -Gary S. MacDonald         Executive Vice President and     None
                                                   Chief Administrative Officer
                        -William S. Nichols        Executive Vice President         None
                        -Charles W. Carr           Executive Vice President         None
                        -Margaret W. Chambers      Senior Vice President, General   None
                                                   Counsel, Chief Compliance
                                                   Officer, Secretary and Clerk

                        -Joseph F. Tower, III      Senior Vice President and        None
                                                   Treasurer
                        -William J. Stetter        Senior Vice President and        None
                                                   Chief Financial Officer
                        -Christopher J. Kelley     Senior Vice President and        None
                                                   Deputy General Counsel
                        -Mary A. Nelson            Senior Vice President            None
                        -Eric A. Liik              Senior Vice President            None
                        -William J. Nutt           Chairman and Director            None

               *60 State Street, Suite 1300, Boston, Massachusetts 02109

               (c)   Not Applicable.

Item 28.       Location of Accounts and Records
               --------------------------------
               The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

               (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor);

               (2) PFPC Inc. (formerly First Data Investor Services Group, Inc.), 100 Federal Street, Boston, Massachusetts 02110 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions transfer agent);

               (3) State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (records relating to its function as administrator and custodian); and

               (4) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its function as distributor).

Item 29.       Management Services
               -------------------
               None.

Item 30.       Undertakings
               ------------
               Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 54 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(a) of the Securities Act of 1933, as amended and the Registrant has duly caused this Post-Effective Amendment No. 54 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham and the State of Michigan, on the 13th day of December, 2000.

THE MUNDER FUNDS, INC.

By:   */s/ James C. Robinson
      ----------------------
      James C. Robinson, President

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures                                           Title                      Date
----------                                           -----                      ----
*/s Charles W. Elliott                               Director                   December 13, 2000
 --------------------------
 Charles W. Elliott

*/s/ Joseph E. Champagne                             Director                   December 13, 2000
 --------------------------
 Joseph E. Champagne

*/s/ Thomas B. Bender                                Director                   December 13, 2000
 --------------------------
 Thomas B. Bender

*/s/ Thomas D. Eckert                                Director                   December 13, 2000
 --------------------------
 Thomas D. Eckert

*/s/ John Rakolta, Jr.                               Director                   December 13, 2000
 --------------------------
 John Rakolta, Jr.

*/s/ David J. Brophy                                 Director                   December 13, 2000
 --------------------------
 David J. Brophy

*/s/ Michael T. Monahan                              Director                   December 13, 2000
 --------------------------
 Michael T. Monahan

*/s/ James C. Robinson                               President                  December 13, 2000
 --------------------------
James C. Robinson

*/s/ Libby E. Wilson                                 Treasurer                  December 13, 2000
 --------------------------
 Libby E. Wilson                                     and Assistant Secretary

* By:    /s/ Stephen J. Shenkenberg
         --------------------------
         Stephen J. Shenkenberg
         as Attorney-in-Fact

                                  Exhibit Index

Exhibit
-------

99(a)(21) Articles Supplementary with respect to All-Season Conservative Fund and All-Season Moderate Fund
99(d)(7) Investment Sub-Advisory Agreement with respect to Munder Bio(Tech)/2/ Fund
99(g)(4) Notice to Custodian Agreement with respect to Munder Bio(Tech)/2/ Fund 99(g)(5) Notice to Custodian Agreement with respect to Munder Digital Economy
          Fund
99(j)(2)  Certified Board Resolution
99(n)     Ninth Amended and Restated Multi-Class Plan
99(p)(1) Code of Ethics of the Registrant, Munder Capital Management, World Asset Management LLC, The Munder Funds Trust, The Munder Framlington Funds Trust, St. Clair Funds, Inc. and The Munder @Vantage Fund